UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Institutional Liquid Assets

+ Prime Obligations Portfolio

+ Money Market Portfolio

+ Government Portfolio

+ Treasury Obligations Portfolio

+ Treasury Instruments Portfolio

+ Federal Portfolio

+ Tax-Exempt Diversified Portfolio

+ Tax-Exempt California Portfolio

+ Tax-Exempt New York Portfolio

ANNUAL REPORT
December 31, 2003

This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Institutional Liquid Assets Prospectus which contains facts concerning each Portfolio’s objectives and policies, management, expenses and other information.

Letter to Shareholders

Dear Shareholders:

We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Institutional Liquid Assets (ILA) Portfolios during the one-year reporting period that ended December 31, 2003.

The Economy in Review

After a tepid start, the economy gained momentum as the reporting period progressed. During the first quarter of 2003, gross domestic product (“GDP”) was a lackluster 1.4%, the same growth rate as the last three months of 2002. However, second quarter GDP rose to 3.3%, due in part to a sharp increase in military spending, rising exports, and a stronger manufacturing sector. Third quarter GDP was a higher than anticipated 8.2%— its sharpest advance in two decades. Consumer spending, which has propelled the economy in recent years, continued to be robust. In addition, business spending, which has been relatively weak, surged to a multi-year high. The preliminary estimate for fourth quarter GDP was 4.0%, a solid gain, but somewhat lower than market expectations.

The Federal Reserve Board (the “Fed”) held short-term interest rates steady for the first five months of 2003. However, given the lack of a pronounced economic “bounce” following the end of major fighting in Iraq, the Fed cut the federal funds rate by a quarter of a percentage point to 1.0% in June 2003, its lowest level since 1958. Since then, the Fed has left rates unchanged. At its most recent meeting in early December, the Fed stated that “an accommodative stance of monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity.” It also stated that, given the modest rate of inflation, rates could remain low “for a considerable period.”

Money Market Review

The past year was an extremely challenging one for money market funds overall. Money market fund assets were down 11% in 2003, and, while assets fell, the demand for commercial paper exceeded the supply from issuers. Yields reached a 40-year low in 2003 as the Fed kept the fed funds target rate of 1.0% after it eased 25 basis points in June. This brought on an even more challenging environment, as it was difficult for some funds to produce positive yield returns. As the economy began to show signs of improvement in the later half of the year, we took advantage of opportunities along the yield curve.

Strategy

Taxable— Taxable funds focused on the front end of the yield curve in the first half of the year with the threat of the Fed easing. Once the Fed eased 25 basis points in June and the economic picture started improving in the third quarter, the yield curve began to steepen. Given our forecast of no immediate Fed tightening, we shifted our focus to the one-year sector as we looked to maintain weighted average maturities (“WAMs”) in the 45- to 50-day range. Coming into year end, as the job market began to disappoint and the yield curve became flat, our focus went back to the shorter end of the yield curve. We continue to look to maintain WAMs in the 45- to 50-day range.

Tax-Exempt—Tax-exempt money market funds experienced continued strong cash inflows in the first half of 2003 as tax-exempt funds continued to outperform their taxable counterparts on an after-tax basis. We focused on the one-year sector as issuance increased and provided opportunities for the Funds to extend WAMs to the mid- to upper-end of their ranges. Although the tax-exempt market experienced volatile cash flows in the fourth quarter, the Fund’s assets continue to grow. We are looking to maintain WAMs in the 45-day range by purchasing in the 3- and 6-month sectors.

________________________________________________________________________________________________________________________
Letter to Shareholders
(continued)

Summary of ILA Portfolios Institutional Units/Shares*

as of December 31, 2003

	Standardized	Standardized		Weighted
	7-Day	7-Day	30-Day	Avg.
	Current	Effective	Average	Maturity
ILA Portfolios	Yield	Yield	Yield	(days)

Prime Obligations	0.70%	0.70%	0.70%	41
Money Market	0.72	0.72	0.72	45
Government	0.63	0.63	0.64	36
Treasury Obligations	0.59	0.59	0.61	47
Treasury Instruments	0.47	0.47	0.57	55
Federal	0.67	0.67	0.67	48
Tax-Exempt Diversified	0.78	0.79	0.68	40
Tax-Exempt California	0.70	0.70	0.60	43
Tax-Exempt New York	0.71	0.71	0.61	40
* ILA offers three separate classes of units (Institutional, Administration, Service) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle unitholders/ shareholders to different services. The Administration Units pay 0.15% plus 0.10% from the Adviser for a total of 0.25% of the average daily net assets attributable to Administration Units. The Service Units pay 0.40% plus 0.10% from the Adviser for a total of 0.50% of the average daily net assets attributable to Service Units. The Cash Management Shares pay a service fee of up to 0.50%, a distribution (12b-1) fee of up to 0.50%, plus 0.30% from the Adviser for a total of up to 1.30% of the average daily net assets attributable to Cash Management Shares. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C Units, which are subject to distribution (12b-1) and personal and account maintenance service fees equal to 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units, and may be subject to contingent deferred sales charges. If these fees and/or sub-charges were reflected in the above performance, performance would have been reduced. From time to time Goldman Sachs Asset Management may voluntarily waive a portion of the existing distribution and/or service fees of the Portfolios. Past performance is no guarantee of future results. Yields will vary. An investment in any of the ILA Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios. More complete information, including management fees and expenses, is included in the ILA Portfolios’ prospectuses, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services while seeking to provide competitive performance.

Goldman Sachs Money Market Management Team

January 15, 2004

Goldman Sachs Trust
Institutional Liquid Assets

Taxable Portfolios

Prime Obligations Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

Money Market Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

Government Portfolio. The Portfolio invests, directly or indirectly, only in securities of the U.S. government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

Treasury Obligations Portfolio. The Portfolio invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. government, and repurchase agreements relating to such securities.

Treasury Instruments Portfolio. The Portfolio invests only in certain U.S. Treasury Obligations, the interest income from which is generally exempt from state income taxation.

Federal Portfolio. The Portfolio invests only in certain securities of the U.S. government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Portfolios

Tax-Exempt Diversified Portfolio. The Portfolio invests in municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is exempt from federal income tax, and not an item of tax preference under the federal alternative minimum tax.

Tax-Exempt California Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes, and not an item of tax preference under the federal alternative minimum tax.

Tax-Exempt New York Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York State and New York City income taxes, and not an item of tax preference under the federal alternative minimum tax.

Statement of Investments

ILA Prime Obligations Portfolio
December 31, 2003

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations—45.1%
Asset-Backed
CRC Funding LLC
$15,000,000	1.10%		01/06/2004	$14,997,719
Edison Asset Securitization Corp.
20,000,000	1.09		01/06/2004	19,996,972
FCAR Owner Trust Series I
30,000,000	1.09		01/05/2004	29,996,367
Ford Credit Floorplan Master Owner (Motown)
20,000,000	1.11		01/22/2004	19,987,050
Govco, Inc.
20,000,000	1.10		01/21/2004	19,987,778
Hatteras Funding Corp.
20,674,000	1.10		01/13/2004	20,666,419
Jupiter Securitization Corp.
21,463,000	1.09		01/07/2004	21,459,101
Preferred Receivables Funding Corp.
20,000,000	1.09		01/09/2004	19,995,156
Ticonderoga Funding LLC
20,000,000	1.10		01/05/2004	19,997,556
Variable Funding Capital Corp.
20,000,000	1.09		01/20/2004	19,988,494

Total Commercial Paper and Corporate Obligations				$207,072,612

Certificate of Deposit-Yankeedollar—4.4%
Citibank, N.A.
$20,000,000	1.09%		02/23/2004	$20,000,000

Total Certificate of Deposit-Yankeedollar				$20,000,000

U.S. Government Agency Obligations—27.1%
Federal Home Loan Bank
$25,000,000	1.09	%#	03/15/2004	$24,992,458
Federal Home Loan Mortgage Corp.
10,000,000	1.14		01/05/2004	9,998,736
5,000,000	1.11	#	01/07/2004	5,000,000
10,000,000	1.10		01/14/2004	9,996,019
5,000,000	1.13	#	02/07/2004	5,000,000
20,000,000	1.18		05/14/2004	19,912,156
7,000,000	3.00		07/15/2004	7,067,354
5,000,000	6.25		07/15/2004	5,128,918
Federal National Mortgage Association
5,000,000	1.08	%#	02/11/2004	4,998,325
10,000,000	1.29		07/23/2004	9,926,900
17,000,000	6.50		08/15/2004	17,561,461
5,000,000	1.38		08/20/2004	4,955,694

Total U.S. Government Agency Obligations				$124,538,021

Variable Rate Obligations#—18.5%
General Electric Capital Corp.
$5,000,000	1.25%		01/09/2004	$5,000,000
M & I Marshall & Ilsley Bank
20,000,000	1.11		010/2/2004	19,996,628
Monumental Life Insurance Co.†
20,000,000	1.29		01/01/2004	20,000,000
Morgan Stanley Dean Witter & Co
15,000,000	1.08		01/02/2004	15,000,000
Pacific Life Insurance Co.†
25,000,000	1.15		01/01/2004	25,000,000

Total Variable Rate Obligations				$84,996,628

Total Investments before Repurchase Agreements				$436,607,261

Repurchase Agreements*—4.8%
Joint Repurchase Agreement Account I
$21,800,000	0.84%		01/02/2004	$21,800,000
Maturity Value: $21,801,012

Total Repurchase Agreements				$21,800,000

Total Investments				$458,407,261

#	Variable or floating rate security index is based on the LIBOR or federal funds rate.
†	Insurance company issued short-term funding agreement.
*	Unless noted, all repurchase agreements were entered into on December 31, 2003.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—37.4%
Asset-Backed
Amstel Funding Corp.
$40,000,000	1.10%	03/15/2004	$39,909,556
CRC Funding LLC
40,000,000	1.09	01/22/2004	39,974,567
Ford Credit Floor Plan Master Owner Trust (Motown)
40,000,000	1.10	03/16/2004	39,908,333
Fountain Square Commercial Funding Corp.
20,000,000	1.09	01/20/2004	19,988,495
Grampian Funding Ltd
71,000,000	1.09	01/05/2004	70,991,401
Nieuw Amsterdam Receivables Corp.
36,677,000	1.09	01/29/2004	36,645,906
Old Line Funding Corp.
45,084,000	1.09	01/14/2004	45,066,254
Preferred Receivables Funding Corp.
48,839,000	1.09	01/08/2004	48,828,649
Sheffield Receivables Corp.
40,000,000	1.09	01/16/2004	39,981,833
Thames Asset Global Securitization Corp.
50,000,000	1.11	01/20/2004	49,970,708
Variable Funding Capital Corp.
30,000,000	1.09	01/23/2004	29,980,017
10,000,000	1.09	01/26/2004	9,992,430
Windmill Funding Corp.
50,000,000	1.09	01/08/2004	49,989,403
Asset-Backed-Special Purpose Finance Companies
Scaldis Capital LLC
75,000,000	1.10	01/21/2004	74,954,167
Commercial Bank
Nordea Bank Sweden AB
26,400,000	1.10	01/13/2004	26,390,320
Insurance Carrier
ING Bank NV
19,660,000	1.11	02/05/2004	19,638,783

Total Commercial Paper and Corporate Obligations			$642,210,822

Certificates of Deposit-Eurodollar—7.2%
Alliance & Leicester PLC
$10,000,000	1.10%	01/27/2004	$10,000,000
10,000,000	1.53	12/02/2004	10,000,459
5,000,000	1.56	12/07/2004	5,000,466
Depfa Bank PLC
29,000,000	1.11	01/20/2004	29,000,000
HBOS Treasury Services PLC
25,000,000	1.06	01/21/2004	25,000,000
Landesbank Baden-Wuerttemberg
15,000,000	1.20	05/12/2004	15,000,000
Landesbank Hessen-Thueringen Girozentrale
15,000,000	1.31	10/18/2004	14,983,245
10,000,000	1.51	11/19/2004	10,000,000
5,000,000	1.51	11/30/2004	5,000,000

Total Certificates of Deposit-Eurodollar			$123,984,170

Certificates of Deposit-Yankeedollar—4.7%
Credit Agricole SA
$10,000,000	1.39%	08/05/2004	$9,999,406
Natexis Banques Populaires
10,000,000	1.20	05/04/2004	10,000,000
Societe Generale
25,000,000	1.06	01/20/2004	25,000,000
Toronto-Dominion Bank
10,000,000	1.35	04/16/2004	10,007,049
Westdeutsche Landesbank Girozentrale
25,000,000	1.42	09/02/2004	25,000,000

Total Certificates of Deposit-Yankeedollar			$80,006,455

Medium-Term Note-Eurodollar#—0.9%
HBOS Treasury Services PLC
$15,000,000	1.25%	01/16/2004	$15,000,857

Total Medium-Term Note-Eurodollar			$15,000,857

U.S. Government Agency Obligations—10.3%
Federal Home Loan Mortgage Corp.
$15,000,000	1.14%	01/05/2004	$14,998,104
20,000,000	1.11 #	01/07/2004	20,000,000
15,000,000	1.10	01/14/2004	14,994,028
18,000,000	3.00	07/15/2004	18,174,812
15,000,000	1.36	08/06/2004	14,998,419
10,000,000	1.31	08/12/2004	9,918,489
25,000,000	1.24	10/07/2004	24,759,861

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio (continued)
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Federal National Mortgage Association
$40,000,000	1.11%	02/18/2004	$39,940,800
5,000,000	1.18	05/12/2004	4,978,458
5,000,000	1.17	05/26/2004	4,976,275
10,000,000	1.18	05/26/2004	9,952,145

Total U.S. Government Agency Obligations			$177,691,391

Variable Rate Obligations#—25.9%
Asset Securitization Cooperative Corp.
$30,000,000	1.11%	01/22/2004	$30,000,000
Australia and New Zealand Banking Group Ltd.
30,000,000	1.21	01/08/2004	30,012,926
Barclays Bank PLC
10,000,000	1.10	01/08/2004	9,997,400
Bayerische Landesbank Girozentrale
20,000,000	1.08	01/20/2004	19,995,125
BellSouth Telecommunications, Inc.
50,000,000	1.24	03/04/2004	50,000,000
Canadian Imperial Bank of Commerce
25,000,000	1.04	01/02/2004	24,997,700
25,000,000	1.11	01/27/2004	25,000,862
Credit Agricole SA
25,000,000	1.04	01/02/2004	24,997,700
Deutsche Bank AG
10,000,000	1.13	01/16/2004	10,000,493
25,000,000	1.13	01/28/2004	25,007,375
Fairway Finance Corp.
15,000,000	1.13	01/12/2004	15,000,000
General Electric Capital Corp.
15,000,000	1.25	01/09/2004	15,000,000
HBOS Treasury Services PLC
25,000,000	1.19	02/20/2004	25,000,000
Landesbank Baden-Wuerttemberg
15,000,000	1.10	02/27/2004	14,994,780
M & I Marshall & Ilsley Bank
10,000,000	1.11	01/02/2004	9,998,314
Monumental Life Insurance Co.†
25,000,000	1.29	02/01/2004	25,000,000
Nationwide Building Society
10,000,000	1.14	01/23/2004	10,000,000
New York Life Insurance Co.†
25,000,000	1.23	04/01/2004	25,000,000
10,000,000	1.24	04/01/2004	10,000,000
Sheffield Receivables Corp.
30,000,000	1.11	01/20/2004	30,000,000
Westdeutsche Landesbank Girozentrale
15,000,000	1.11	02/28/2004	14,994,524

Total Variable Rate Obligations			$444,997,199

Total Investments before Repurchase Agreements			$1,483,890,894

Repurchase Agreements*—13.5%
Joint Repurchase Agreement Account I
$82,500,000	0.84%	01/02/2004	$82,500,000
Maturity Value: $82,503,850
Joint Repurchase Agreement Account II
150,000,000	0.99	01/02/2004	150,000,000
Maturity Value: $150,008,250

Total Repurchase Agreements			$232,500,000

Total Investments			$1,716,390,894

#	Variable or floating rate security index is based on the LIBOR, federal funds or Prime lending rate.
†	Insurance company issued short-term funding agreement.
*	Unless noted, all repurchase agreements were entered into on December 31, 2003.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Government Portfolio
December 31, 2003

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations— 42.3%
Federal Farm Credit Bank
$15,000,000	1.04	%#	01/20/2004	$14,997,848
Federal Home Loan Bank
5,000,000	1.04	#	02/25/2004	4,998,859
3,000,000	1.22		08/04/2004	2,999,710
5,000,000	2.00		11/15/2004	5,022,257
Federal Home Loan Mortgage Corp.
10,000,000	1.11	#	01/07/2004	10,000,000
4,965,000	1.13		06/10/2004	4,939,909
1,400,000	4.50		08/15/2004	1,428,659
Federal National Mortgage Association
8,000,000	1.05		01/02/2004	7,999,767
5,000,000	1.06	#	01/28/2004	4,998,382
5,000,000	1.08	#	02/11/2004	4,998,325
5,000,000	6.50		08/15/2004	5,162,815

Total U.S. Government Agency Obligations				$67,546,531

Total Investments before Repurchase Agreements				$67,546,531

Repurchase Agreements*—57.6%
Joint Repurchase Agreement Account I
$42,000,000	0.84%		01/02/2004	$42,000,000
Maturity Value: $42,001,950
Joint Repurchase Agreement Account II
50,000,000	0.99		01/02/2004	50,000,000
Maturity Value: $50,002,763

Total Repurchase Agreements				$92,000,000

Total Investments				$159,546,531

#	Variable or floating rate security index is based on the LIBOR rate.
*	Unless noted, all repurchase agreements were entered into on December 31, 2003.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Obligations Portfolio
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—15.8%
United States Treasury Notes
$72,000,000	6.00%	08/15/2004	$74,163,998
5,000,000	2.13	08/31/2004	5,028,576
10,000,000	5.88	11/15/2004	10,397,429
18,000,000	2.00	11/30/2004	18,105,712
35,000,000	1.75	12/31/2004	35,142,578

Total U.S. Treasury Obligations			$142,838,293

Total Investments before Repurchase Agreements			$142,838,293

Repurchase Agreements^*—84.1%
Banc of America LLC
$25,000,000	0.80%	01/02/2004	$25,000,000
Maturity Value: $25,001,111
Barclays Bank
35,000,000	0.86	01/02/2004	35,000,000
Maturity Value: $35,001,672
Bear Stearns & Co., Inc.
40,000,000	0.85	01/02/2004	40,000,000
Maturity Value: $40,001,889
C.S. First Boston Corp.
40,000,000	0.88	01/02/2004	40,000,000
Maturity Value: $40,001,956
Deutsche Bank
40,000,000	0.97	02/02/2004	40,000,000
Maturity Value: $40,035,567
Goldman, Sachs & Co.
40,000,000	0.83	01/02/2004	40,000,000
Maturity Value: $40,001,844
Greenwich Capital
40,000,000	0.85	01/02/2004	40,000,000
Maturity Value: $40,001,889
Joint Repurchase Agreement Account I
433,200,000	0.84	01/02/2004	433,200,000
Maturity Value: $433,220,117
Lehman Brothers Holdings, Inc.
40,000,000	0.85	01/02/2004	40,000,000
Maturity Value: $40,001,889
Morgan Stanley Dean Witter & Co.
30,000,000	0.82	01/02/2004	30,000,000
Maturity Value: $30,001,367

Total Repurchase Agreements			$763,200,000

Total Investments			$906,038,293

^	At December 31, 2003, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on December 31, 2003.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rates indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Instruments Portfolio
December 31, 2003

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations—136.9%
United States Treasury Bills
$3,600,000	0.75%		01/02/2004	$3,599,925
37,000,000	0.92		01/02/2004	36,999,060
3,800,000	0.93		01/02/2004	3,799,902
19,100,000	0.95		01/02/2004	19,099,499
123,700,000	0.75		01/08/2004	123,681,960
13,100,000	0.85		01/15/2004	13,095,695
14,500,000	0.85		01/15/2004	14,495,207
115,000,000	0.88	>	01/15/2004	114,963,663
60,000,000	0.91	>	01/15/2004	59,980,392
115,000,000	0.84		01/22/2004	114,943,650
1,900,000	0.94		01/22/2004	1,898,958
25,000,000	1.04		06/03/2004	24,889,313
37,000,000	1.01		06/10/2004	36,833,701
United States Treasury Notes
20,000,000	3.00		02/29/2004	20,064,855
50,000,000	3.25		05/31/2004	50,451,612
10,700,000	2.88		06/30/2004	10,798,568

Total U.S. Treasury Obligations				$649,595,960

Total Investments				$649,595,960

>	Forward commitment

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rates indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Federal Portfolio
December 31, 2003

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—101.5%
Federal Farm Credit Bank
$30,000,000	1.01	%#	01/01/2004	$29,998,231
50,000,000	1.02	#	01/01/2004	49,995,210
50,000,000	1.07	#	01/03/2004	49,994,939
50,000,000	1.06	#	01/10/2004	49,995,593
20,000,000	1.09	#	01/12/2004	19,988,328
35,000,000	0.88		01/15/2004	34,988,022
75,000,000	0.99		01/16/2004	74,969,063
50,000,000	1.02	#	01/16/2004	49,995,887
30,000,000	1.04	#	01/20/2004	29,995,696
40,000,000	1.02	#	01/24/2004	39,993,525
25,000,000	1.07	#	01/25/2004	24,997,109
30,000,000	1.04	#	01/27/2004	29,996,967
50,000,000	1.06	#	02/01/2004	49,985,388
250,000,000	1.00	‡	02/02/2004	250,000,000
25,000,000	1.00		02/12/2004	24,970,833
25,000,000	1.00		02/18/2004	24,966,667
21,300,000	1.01		02/24/2004	21,267,731
5,000,000	1.01		03/12/2004	4,990,040
25,000,000	1.01		03/17/2004	24,946,694
75,000,000	0.99		03/22/2004	74,832,938
40,000,000	1.00		03/22/2004	39,910,000
25,000,000	1.02		04/13/2004	24,927,042
10,000,000	1.09		05/24/2004	9,956,400
Federal Home Loan Bank
20,000,000	0.99		01/02/2004	19,999,450
13,500,000	1.03		01/02/2004	13,499,614
91,900,000	1.04		01/02/2004	91,897,345
107,950,000	5.38		01/05/2004	107,997,511
4,300,000	1.03		01/09/2004	4,299,021
75,000,000	1.01	#	01/14/2004	74,991,972
50,000,000	1.02		01/14/2004	49,981,583
24,796,000	1.04		01/14/2004	24,786,688
22,900,000	1.01		01/16/2004	22,890,363
25,000,000	1.08	#	01/19/2004	24,990,212
101,900,000	1.01		01/21/2004	101,842,823
1,500,000	1.02		01/21/2004	1,499,154
50,000,000	1.06		01/21/2004	49,970,555
35,000,000	1.01		01/23/2004	34,978,397
22,200,000	1.06		01/23/2004	22,185,620
30,000,000	1.06	#	01/25/2004	29,991,337
30,000,000	1.03	#	01/27/2004	29,993,335
150,000,000	0.98		01/28/2004	149,889,750
120,700,000	1.05		01/28/2004	120,604,949
15,000,000	1.05		02/06/2004	14,984,295
25,000,000	1.04	#	02/11/2004	24,996,189
49,300,000	1.05		02/13/2004	49,238,464
27,500,000	1.06		02/18/2004	27,461,133
45,000,000	1.04	#	02/25/2004	44,989,735
40,000,000	1.07		02/25/2004	39,934,611
25,000,000	1.02	#	02/27/2004	24,994,380
125,000,000	1.09	#	03/15/2004	124,966,789
10,000,000	1.05		03/19/2004	9,977,358
10,000,000	6.05		03/26/2004	10,114,084
20,000,000	1.10	#	03/30/2004	19,996,249
100,000,000	1.08	>	04/05/2004	99,994,985
22,975,000	4.88		04/16/2004	23,224,877
30,000,000	1.13		04/23/2004	29,894,062
20,000,000	1.17		05/07/2004	19,917,450
12,820,000	3.38		05/14/2004	12,925,954
45,000,000	1.17		06/02/2004	44,777,194
20,000,000	4.75		06/28/2004	20,352,293
20,000,000	1.25		07/02/2004	20,000,000
13,000,000	1.00		07/16/2004	12,990,624
50,000,000	1.22		08/04/2004	49,995,161
12,000,000	6.25		08/13/2004	12,357,314
4,750,000	6.50		08/13/2004	4,903,261
25,000,000	1.37		09/09/2004	25,000,000
10,000,000	2.00		11/15/2004	10,044,513
15,000,000	1.50		12/07/2004	15,000,000
25,000,000	1.43		12/24/2004	25,000,000
Federal Home Loan Mortgage Corp.
50,000,000	1.11	#	01/01/2004	50,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Student Loan Marketing Association
$60,000,000	0.98%	01/06/2004	$59,991,833
35,000,000	1.00	01/08/2004	34,993,195
50,000,000	1.12 #	01/09/2004	49,999,784
33,000,000	1.01	01/15/2004	32,987,038
14,600,000	3.38	07/15/2004	14,759,766

Total U.S. Government Agency Obligations			$3,072,714,573

U.S. Treasury Obligations—1.7%
United States Treasury Bills
$43,300,000	0.75%	01/02/2004	$43,299,104
7,400,000	0.76	01/02/2004	7,399,845

Total U.S. Treasury Obligations			$50,698,949

Total Investments			$3,123,413,522

>	Forward commitment
#	Variable or floating rate security index is based on either LIBOR or Prime lending rate.
‡	Federal Farm Credit Banks Funding Corporation issued Master Note Purchase Agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.5%
Birmingham Alabama GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
$3,445,000	1.25%	01/01/2004	$3,445,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (A-1/VMIG1)
14,000,000	1.30	01/02/2004	14,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,400,000	1.30	01/02/2004	6,400,000
Jefferson County Alabama Sewer Revenue VRDN RB for Capital Improvement Series 2002 A (FGIC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
3,500,000	1.25	01/01/2004	3,500,000
Mobile City IDRB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,000,000	1.29	01/01/2004	7,000,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
2,800,000	1.10	01/07/2004	2,800,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
9,300,000	1.30	01/02/2004	9,300,000

			$46,445,000

Alaska—0.3%
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/VMIG1)
$6,405,000	1.20%	01/07/2004	$6,405,000

Arizona—1.7%
Arizona School District TANS Financing Program COPS Series 2003 (SP-1+/MIG1)
$12,750,000	1.75%	07/30/2004	$12,804,665
City of Phoenix Water CP (Dexia Credit Local LOC) (A-1+/P-1)
4,000,000	0.95	05/10/2004	4,000,000
Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
15,555,000	1.12	01/07/2004	15,555,000

			$32,359,665

California—5.0%
Alameda County Board of Education TRANS Series 2003 (SP-1+)
$4,000,000	1.50%	06/30/2004	$4,010,959
California Statewide Communities Development Authority TRANS Series 2003 A-2-Fresno (SP-1+/MIG1)
3,000,000	2.00	06/30/2004	3,014,042
Los Angeles City TRANS Series 2003 (SP-1+/MIG1)
8,000,000	2.00	06/30/2004	8,037,624
Los Angeles County California TRANS Series A (SP-1+/MIG1)
8,000,000	2.00	06/30/2004	8,038,237
Los Angeles County Housing Authority VRDN Refunding RB for Malibu Meadows II Series 1998 C (FNMA) (A-1+)
4,900,000	1.25	01/01/2004	4,900,000
Los Angeles Department of Water & Power VRDN RB Series 2001 B-4 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,000,000	1.20	01/01/2004	8,000,000
Los Angeles Department of Water & Power VRDN RB Series 2001 B-7 (Bayerische Landsbank (20%), Dexia Credit (20%), Morgan Guaranty (20%), Westdeutsche Landesbank (20%), State Street Bank & Trust (20%) LOC) (A-1+/VMIG1)
9,900,000	1.25	01/01/2004	9,900,000
Los Angeles Department of Water & Power VRDN RB Series 2002 A-6 (Bayerische Landsbank (20%), Dexia Credit (20%), Morgan Guaranty (20%), Westdeutsche Landesbank (20%), State Street Bank & Trust (20%) LOC) (A-1+/VMIG1)
10,000,000	1.20	01/01/2004	10,000,000
Los Angeles Unified School District GO TRANS Series 2003 A (SP-1+/MIG1)
10,500,000	2.00	07/01/2004	10,551,717
Los Angeles Unified School District GO TRANS Series 2003 B (SP-1+/MIG1)
10,000,000	1.50	07/01/2004	10,028,046
Oakland TRANS Series 2003 (SP-1+/MIG1)
3,000,000	2.00	07/29/2004	3,018,417
Sacramento County TRANS Series 2003 A (SP-1+/MIG1)
8,500,000	2.00	07/30/2004	8,550,947
South Coast Local Education Agency Partners TRANS Series 2003 (MIG1)
6,000,000	2.00	06/30/2004	6,028,483

			$94,078,472

Colorado—0.8%
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Series 2002 (JP Morgan Chase SPA) (A-1+/VMIG1)
$10,800,000	1.15%	01/07/2004	$10,800,000
Denver Colorado City & County VRDN P-Floats-P-T-2043 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)
3,500,000	1.28	01/01/2004	3,500,000

			$14,300,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Connecticut—0.2%
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle Series 20026027 Class A (Citibank) (A-1+)
$4,000,000	1.30%	01/01/2004	$4,000,000

Florida—3.7%
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
$5,500,000	1.15%	01/01/2004	$5,500,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
2,500,000	1.27	01/01/2004	2,500,000
Florida Board of Education VRDN RB Eagle Tax-Exempt Trust Series 20010906 Class A COPS (FGIC) (Citibank) (A-1+)
1,500,000	1.30	01/01/2004	1,500,000
Florida Local Government Financing Commission Pooled CP Notes Series A (Wachovia) (A-1/P-1)
3,000,000	1.00	02/09/2004	3,000,000
7,000,000	1.05	02/09/2004	7,000,000
Jacksonville Electric Authority Series C-1 (JP Morgan Chase SPA) (A-1/VMIG1)
4,500,000	0.95	02/13/2004	4,500,000
10,000,000	0.96	02/13/2004	10,000,000
Jacksonville Electric Authority VRDN RB Electric Systems Series 2001 B (Bank of America N.A. SPA) (A-1+/VMIG1)
13,500,000	1.25	01/02/2004	13,500,000
Jacksonville Electric Authority VRDN RB Electric Systems Series 2001 C (Dexia Credit Local SPA) (A-1+/VMIG1)
6,800,000	1.25	01/02/2004	6,800,000
Jacksonville Electric Authority Water and Sewer Series 2003 C (Bank of America SPA) (A-1/VMIG1)
5,000,000	1.05	05/13/2004	5,000,000
Jacksonville Health Facilities Authority CP Series 2001 A (Mayo Foundation) (MIG1)
4,500,000	1.05	02/24/2004	4,500,000
Lakeland Energy System VRDN RB Refunding Series 2003 (Suntrust Bank SPA) (A-1+/VMIG1)
3,000,000	1.10	01/07/2004	3,000,000
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America LOC) (VMIG1)
3,305,000	1.31	01/02/2004	3,305,000

			$70,105,000

Georgia—1.0%
Atlanta Airport VRDN RB Refunding for General RF-C-2 Series 2003 (MBIA) (Wachovia Bank N.A.) (A-1/VMIG1)
$5,000,000	1.20%	01/01/2004	$5,000,000
Dekalb County Hospital Authority Revenue Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
2,975,000	1.20	01/07/2004	2,975,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
8,870,000	1.20	01/07/2004	8,870,000
Savannah Economic Development Authority VRDN PCRB Refunding Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	1.25	01/01/2004	1,300,000

			$18,145,000

Hawaii—0.7%
Honolulu Hawaii City & County (A-1/VMIG1)
$14,200,000	1.00%	01/08/2004	$14,200,000

Illinois—12.4%
Chicago Illinois GO VRDN for Neighborhoods Alive Series 2002 21-B (MBIA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
$29,100,000	1.30%	01/01/2004	$29,100,000
Chicago Illinois GO VRDN Project Series 2003 B-1 (FSA) (Bank One N.A.) (A-1/VMIG1)
5,000,000	1.11	01/02/2004	5,000,000
Chicago Illinois Park District TRANS Warrants Series A (SP1+/MIG1)
5,000,000	1.75	05/03/2004	5,014,074
Chicago Illinois VRDN Merlots Series 2000 A43 (First Union National Bank SPA) (VMIG1)
7,635,000	1.21	01/07/2004	7,635,000
Chicago Illinois VRDN Series 2002 B (FGIC) (Landesbank Baden-Wurttm SPA) (A-1+/VMIG1)
6,000,000	1.28	01/01/2004	6,000,000
Chicago Illinois Waste Water Transmission VRDN RB Merlots Series 2001 A 125 (MBIA) (VMIG1)
1,000,000	1.21	01/07/2004	1,000,000
City of Chicago Board of Education GO VRDN Series 2000 C (FSA) (Dexia Public Finance SPA) (A-1+/VMIG1)
10,000,000	1.25	01/01/2004	10,000,000
City of Chicago Board of Education GO VRDN Series 2000 D (FSA) (Dexia Public Finance SPA) (A-1+/VMIG1)
17,500,000	1.30	01/01/2004	17,500,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Cook County Illinois GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$13,000,000	1.28%	01/07/2004	$13,000,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,000,000	1.27	01/01/2004	5,000,000
Illinois Development Finance Authority Revenue VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
3,920,000	1.30	01/01/2004	3,920,000
Illinois Educational Facilities Authority RB for Adjusted University of Chicago Series 2001 B-1 (A-1+)
4,000,000	0.98	07/01/2004	4,000,000
Illinois Educational Facilities Authority VRDN RB University of Chicago Series 2003 B (A-1+/VMIG1)
4,000,000	1.18	01/01/2004	4,000,000
Illinois GO VRDN Eagle Tax-Exempt Trust Series 96 C1301 Class A (A-1)
4,900,000	1.30	01/01/2004	4,900,000
Illinois Health Facilities Authority Revenue VRDN RB Resurrection Health Series 1999 B (FSA) (Lasalle Bank N.A. SPA) (A-1/ VMIG1)
10,000,000	1.12	01/07/2004	10,000,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 A (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
20,000,000	1.30	01/02/2004	20,000,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1/VMIG1)
13,150,000	1.20	01/07/2004	13,150,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One Illinois, N.A. LOC) (A-1/VMIG1)
16,375,000	1.20	01/07/2004	16,375,000
Illinois State GO RANS Series 2003 (SP-1+/MIG1)
10,000,000	2.00	04/15/2004	10,028,947
Illinois State GO VRDN P-Float-PT 1832 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (F-1+)
4,250,000	1.28	01/01/2004	4,250,000
Illinois State GO VRDN P-Float-PT 1882 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (A-1+)
3,990,000	1.28	01/01/2004	3,990,000
Illinois State GO VRDN ROCS RR-II R Trust Series 4529 (MBIA) (A-1+)
4,000,000	1.30	01/01/2004	4,000,000
Illinois State GO VRDN Series 2003 B (Depfa Bank PLC) (A-1+/VMIG1)
4,000,000	1.28	01/07/2004	4,000,000
Illinois State Sales Tax VRDN RB P-Float-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (A-1+)
4,100,000	1.28	01/01/2004	4,100,000
Illinois State Toll Highway Priority VRDN RB Series 1993 B (Societe Generale LOC) (MBIA) (A-1+/VMIG1)
16,445,000	1.07>	01/07/2004	16,445,000
Illinois State VRDN Sales Tax Revenue Merlots Series 2001 A102 (Wachovia Bank, N.A. SPA) (A-1+)
7,475,000	1.21	01/07/2004	7,475,000
Illinois State VRDN Sales Tax Revenue P-Float-PT 1929 Series 2003 (A-1+)
3,990,000	1.28	01/01/2004	3,990,000

			$233,873,021

Indiana—0.3%
Wayne Township VRDN RB for School Building Corp. P-Float-PT 2016 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)
$5,255,000	1.28%	01/01/2004	$5,255,000

Iowa—2.8%
Chillicothe City VRDN PCRB for Midamerican Energy Co./ Midwest Power Systems Series 1993 A (A-1/VMIG1)
$900,000	1.20%	01/07/2004	$900,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facilities Series 2001 (VMIG1)
12,500,000	1.27	01/01/2004	12,500,000
Iowa State TRANS Series 2003 (SP-1+/MIG1)
8,000,000	2.00	06/29/2004	8,037,157
Iowa State RANS RB for Primary Road Fund Series 2003 (SP-1+/ MIG1)
10,000,000	2.00	06/30/2004	10,049,655
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
21,795,000	1.20	01/07/2004	21,795,000

			$53,281,812

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Kansas—1.4%
Kansas DOT Highway VRDN RB Series 2000 B-2 (A-1+/VMIG1)
$5,225,000	1.16%	01/02/2004	$5,225,000
Kansas DOT Highway VRDN RB Series 2000 C-1 (A-1+/VMIG1)
10,000,000	1.14	01/07/2004	10,000,000
Kansas DOT Highway VRDN RB Series 2000 C-2 (A-1+/VMIG1)
12,000,000	1.14	01/07/2004	12,000,000

			$27,225,000

Kentucky—0.9%
Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (Credit Suisse First Boston SPA) (A-1+/VMIG1)
$5,892,000	1.12%	01/07/2004	$5,892,000
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drainage Systems VRDN RB Series 2003 B (FSA) (Bank One, N.A. SPA) (A-1/VMIG1)
9,000,000	1.12	01/07/2004	9,000,000
Louisville & Jefferson County VRDN Eagle Tax-Exempt Trust Series 20011701 Class A COPS (MBIA) (A-1+)
2,500,000	1.30	01/01/2004	2,500,000

			$17,392,000

Louisiana—1.6%
Ascension Parish Louisiana VRDN PCRB for Vulcan Materials Co. Series 1996 (VMIG1)
$8,200,000	1.18%	01/07/2004	$8,200,000
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding Loop LLC Project Series 2003 A (Suntrust Bank LOC) (A-1+)
5,000,000	1.31	01/02/2004	5,000,000
New Orleans Aviation Board VRDN RB Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
9,145,000	1.12	01/07/2004	9,145,000
New Orleans Aviation Board VRDN RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
4,540,000	1.12	01/07/2004	4,540,000
South Lousiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
3,500,000	1.10	01/07/2004	3,500,000

			$30,385,000

Maine—0.3%
Maine State GO TANS Series 2003 (SP-1+/ MIG1)
$5,000,000	1.75%	06/30/2004	$5,020,041

Maryland—0.4%
Montgomery County Maryland GO Refunding Series 2003 A (AAA)
$2,945,000	2.00%	07/01/2004	$2,960,584
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)
4,945,000	1.28	01/01/2004	4,945,000

			$7,905,584

Massachusetts—3.0%
Massachusetts GO VRDN Refunding Bonds Series 1998 A (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
$20,500,000	1.22%	01/01/2004	$20,500,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-3 (JP Morgan Chase SPA) (A-1+/VMIG1)
7,000,000	1.25	01/01/2004	7,000,000
Massachusetts State Development Finance Agency Revenue VRDN RB for Phillips Academy Series 2003 (Bank of New York SPA) (A-1+/VMIG1)
10,000,000	1.25	01/01/2004	10,000,000
Massachusetts State GO VRDN Series 1998 B (Toronto Dominion Bank SPA) (A-1+/VMIG1)
10,000,000	1.22	01/01/2004	10,000,000
Massachusetts State Health & Educational Facilities Authority Revenue VRDN RB for Capital Asset Program Series 1985 E (First National Bank LOC SPA) (VMIG1)
8,900,000	1.30	01/02/2004	8,900,000

			$56,400,000

Michigan—3.0%
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2003 D (MBIA) (Bank One N.A. SPA) (A-1+/VMIG1)
$5,000,000	1.15%	01/07/2004	$5,000,000
Michigan Building Authority VRDN P-Floats-PT 398 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)
6,600,000	1.28	01/01/2004	6,600,000
Michigan Municipal Bond Authority RANS Revenue Notes Series 2003 B-1 (SP-1+)
5,000,000	2.00	08/20/2004	5,030,743

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Revenue Series 1998 (Merrill Lynch Capital Services SPA) (A-1)
$8,600,000	1.28%	01/01/2004	$8,600,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (AMBAC) (Bank One N.A. SPA) (A-1/VMIG1)
32,500,000	1.23	01/01/2004	32,500,000

			$57,730,743

Minnesota—2.9%
City of Rochester Health Care Facilities Mayo Foundation CP Series 2001 A (Wachovia Bank N.A. SPA) (A-1)
$10,000,000	0.95%	01/13/2004	$10,000,000
City of Rochester Health Care Facilities Mayo Foundation CP Series 2001 D (Wells Fargo & Co. SPA) (A-1)
9,000,000	0.95	01/13/2004	9,000,000
City of Rochester Health Care Facilities Mayo Foundation CP Series A (JP Morgan Chase & Co. SPA) (SP-1+)
7,000,000	0.93	01/22/2004	7,000,000
City of Rochester MN Health Care Facilities Mayo Foundation Series 2000 C (SP-1+)
5,000,000	1.10	01/12/2004	5,000,000
City of Rochester MN Health Care Facilities Mayo Foundation CP Series 1998 F (JP Morgan Chase SPA) (A-1+)
5,000,000	0.95	01/28/2004	5,000,000
Minnesota School District TANS COPS for Tax Aid Participate Borrowing Program Aid Anticipate Certificate INDBT-Series 2003 A (SD CRED Program) (MIG1)
10,000,000	1.75	08/27/2004	10,051,825
Minnesota State VRDN P-Float PT 1941 Series 2003 (A-1+)
5,000,000	1.28	01/01/2004	5,000,000
University of Minnesota VRDN RB Series 1999 A (A-1+/VMIG1)
3,825,000	1.28	01/07/2004	3,825,000

			$54,876,825

Mississippi—1.1%
Jackson County Mississippi PCRB VRDN Refunding for Chevron U.S.A. Inc. Project Series 1993 (P-1)
$5,400,000	1.30%	01/02/2004	$5,400,000
Mississippi GO VRDN Eagle Tax-Exempt Trust Series 20012401 Class A (A-1+)
10,655,000	1.30	01/01/2004	10,655,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
5,000,000	1.21	01/07/2004	5,000,000

			$21,055,000

Missouri—0.3%
Bi-State Development Agency of Missouri Illinois Metropolitan District VRDN RB for Metrolink Cross County Project Series 2002 A (FSA) (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
$5,000,000	1.10%	01/07/2004	$5,000,000

Nebraska—0.2%
Douglas County School District VRDN (A-1)
$3,000,000	1.28%	01/01/2004	$3,000,000

Nevada—0.4%
Clark County Nevada VRDN Eagle Tax-Exempt Trust Series 002801 Class A (A-1+)
$6,920,000	1.30%	01/01/2004	$6,920,000

New Hampshire—0.8%
New Hampshire Health & Education Facilities Authority Revenue VRDN RB for Phillips Exeter Academy Series 2003 (Northern Trust Co. SPA) (A-1+/VMIG1)
$6,000,000	1.27%	01/01/2004	$6,000,000
New Hampshire Health & Education Facilities Authority Revenue VRDN for Dartmouth College (A-1+/VMIG1)
5,450,000	1.20	01/07/2004	5,450,000
New Hampshire State GO VRDN Floater-PT 1845 Series 2003 (Merrill Lynch Capital Services SPA) (F-1+)
4,000,000	1.28	01/01/2004	4,000,000

			$15,450,000

New Jersey—0.7%
New Jersey Economic Developmental Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)
$4,000,000	1.15%	01/07/2004	$4,000,000
New Jersey State TRANS 2004 Series 2003 A (SP-1+/ VMIG1)
10,000,000	2.00	06/25/2004	10,045,863

			$14,045,863

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Mexico—1.8%
Albuquerque GO Series 2003 B (AA/Aa3)
$3,000,000	2.50%	07/01/2004	$3,022,193
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)
5,485,000	1.20	01/07/2004	5,485,000
Bernalillo County Gross Receipts Tax VRDN RB P-Float-PT 791 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)
4,995,000	1.28	01/01/2004	4,995,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 (Merrill Lynch Capital Services SPA) (A-1)
4,980,000	1.28	01/01/2004	4,980,000
New Mexico State TRANS Series 2003 (SP-1+/MIG1)
5,000,000	2.00	06/30/2004	5,027,695
University of New Mexico VRDN RB Refunding Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,845,000	1.20	01/07/2004	7,845,000
University of New Mexico VRDN RB Refunding Sub Lien Systems Series 2003 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,500,000	1.15	01/07/2004	2,500,000

			$33,854,888

New York—8.2%
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
$6,300,000	1.30%	01/02/2004	$6,300,000
New York City GO VRDN Adjusted ROCS RR II Series 2003 R 251A (A-1+/VMIG1)
5,000,000	1.30	01/01/2004	5,000,000
New York City GO VRDN Subseries 2002 C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
5,800,000	1.10	01/07/2004	5,800,000
New York City GO VRDN Subseries 2003 A-3 (BNP Paribas LOC) (A-1+)
8,000,000	1.10	01/07/2004	8,000,000
New York City TFA VRDN RB for Future Tax Secured Series 1998 A-2 (Credit Local de France, Morgan Guaranty Trust and Bank of Nova Scotia SPA) (A-1+/VMIG1)
6,000,000	1.10	01/07/2004	6,000,000
New York City TFA VRDN RB for Recovery Series 2002 3 Subseries 3 G (Bank of New York SPA) (A-1+/VMIG1)
10,000,000	1.12	01/07/2004	10,000,000
New York GO VRDN Series 2002 C (C-5) (Bank of New York LOC) (A-1+/VMIG1)
12,600,000	1.08	01/07/2004	12,600,000
New York State Dormitory Authority VRDN RB for Mental Health Services Subseries 2003 D-2E (A-1+)
10,000,000	1.22	01/01/2004	10,000,000
New York State Dormitory Authority VRDN RB Mental Health Services Subseries 2003 D-2H (A-1+)
2,200,000	1.22	01/01/2004	2,200,000
New York State Housing Finance Agency Services Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+)
4,800,000	1.10	01/07/2004	4,800,000
New York State Housing Finance Agency Services Contract Revenue VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
5,900,000	1.10	01/07/2004	5,900,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A (Fleet National Bank LOC) (VMIG1)
3,000,000	1.12	01/07/2004	3,000,000
New York State Housing Finance Agency VRDN RB for Housing 10 Liberty Street Series 2003 (Fleet National Bank LOC) (VMIG1)
3,000,000	1.10	01/07/2004	3,000,000
New York State Thruway Authority CP Series 2001 (Landesbank Hessen LOC) (A-1+)
7,000,000	1.03	03/09/2004	7,000,000
New York State Urban Development Corp. Revenue Floating Rate Receipts Series 2003 SG-164 (A-1+)
5,000,000	1.25	01/01/2004	5,000,000
Rockland County GO RANS Series 2003 (SP-1+/ MIG1)
5,000,000	2.00	02/26/2004	5,006,792
Sachem Central School District of Holbrook GO Unlimited Notes TANS Series 2003 (SP-1+)
5,000,000	1.75	06/24/2004	5,018,691
Three Villages Central School District Brookhaven & Smithtown TANS Series 2003 (MIG1)
3,000,000	1.50	06/30/2004	3,008,516
Triborough Bridge & Tunnel Authority VRDN RB General Series 2001 C (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,500,000	1.08	01/07/2004	1,500,000
Triborough Bridge & Tunnel Authority VRDN RB General Series 2002 F (ABN Amro Bank N.V. SPA) (A-1+/VMIG1)
20,000,000	1.25	01/01/2004	20,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
Triborough Bridge & Tunnel Authority VRDN RB General Series 2003 B (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
$8,000,000	1.13%	01/07/2004	$8,000,000
10,000,000	1.13 >	01/07/2004	10,000,000
Triborough Bridge & Tunnel Authority VRDN RB General Series B (AMBAC) (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
3,700,000	1.08	01/07/2004	3,700,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2003 A 26 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)
3,995,000	1.17	01/07/2004	3,995,000

			$154,828,999

North Carolina—1.6%
North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank, N.A. LOC) (A-1)
$8,470,000	1.25%	01/01/2004	$8,470,000
North Carolina State VRDN GO P-Floats-PT-1962 Series 2003 (Merrill Lynch Capital Services SPA) (F-1+)
5,000,000	1.28	01/01/2004	5,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
6,575,000	1.30	01/02/2004	6,575,000
Wilmington North Carolina GO VRDN (First Union National Bank SPA) (A-1/VMIG1)
5,640,000	1.10	01/07/2004	5,640,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
4,200,000	1.11	01/07/2004	4,200,000

			$29,885,000

Ohio—2.5%
Franklin County Ohio Revenue Trinity Health Credit VRDN RB Series 2000 F (Morgan Guaranty and Bayerische Landesbank SPA) (A-1+/VMIG1)
40,000,000	1.23%	01/01/2004	40,000,000
Ohio State University CP Series 2003 C (A-1+/VMIG1)
5,000,000	1.05	04/09/2004	5,000,000
Ohio State University General Receipts VRDN RB Series 1999 B2 (A-1+/VMIG1)
2,450,000	1.13	01/07/2004	2,450,000

			$47,450,000

Oklahoma—0.5%
Payne County Oklahoma Economic Development Authority Student Housing VRDN RB OSUF Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
$9,480,000	1.26%	01/01/2004	$9,480,000

Oregon—1.3%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2003 (A-1+/VMIG1)
$5,000,000	1.19%	01/07/2004	$5,000,000
Oregon State GO VRDN Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
10,000,000	1.13	01/07/2004	10,000,000
Tri-County Metropolitan Transportation District VRDN RB for Interstate Maximum Project Series 2001 A (Bayerische Landesbank LOC) (A-1+/ VMIG1)
10,000,000	1.20	01/01/2004	10,000,000

			$25,000,000

Pennsylvania—3.7%
Allegheny County Hospital Development Authority VRDN RB for Health Center-Presbyterian University Health Systems Series 1990 A (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$8,900,000	1.27%	01/01/2004	$8,900,000
Allegheny County Hospital Development Authority VRDN RB for Health Center-Presbyterian University Health Systems Series 1990 B (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
4,000,000	1.27	01/01/2004	4,000,000
Commonwealth of Pennsylvania GO VRDN Bonds First Series 1994 Eagle Tax-Exempt Trust 943804 Class A COPS (AMBAC) (Citibank) (A-1+)
14,400,000	1.30	01/01/2004	14,400,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (PNC Bank National SPA) (A-1/VMIG1)
3,900,000	1.15	01/07/2004	3,900,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (Wachovia Bank, N.A. SPA) (A-1+/VMIG1)
9,170,000	1.15	01/07/2004	9,170,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2002 (AMBAC) (A-1/VMIG1)
5,775,000	1.15	01/07/2004	5,775,000
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
12,000,000	1.24	01/01/2004	12,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Pennsylvania State Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
$8,175,000	1.25%	01/01/2004	$8,175,000
Temple University of the Commonwealth Systems of Higher Education for University Funding Series 2003 (MIG1)
3,475,000	1.20	05/04/2004	3,475,000

			$69,795,000

Puerto Rico—3.5%
Commonwealth of Puerto Rico TRANS Series 2003 (SP-1+/MIG1)
$9,000,000	2.00%	07/30/2004	$9,051,582
Puerto Rico Government Development Bank CP Series 2003 (A-1+)
4,500,000	0.95	01/16/2004	4,500,000
10,000,000	1.05	02/13/2004	10,000,000
4,000,000	1.00	02/18/2004	4,000,000
5,000,000	1.10	02/18/2004	5,000,000
9,000,000	1.00	02/19/2004	9,000,000
5,801,000	1.08	02/20/2004	5,801,000
7,473,000	1.08	02/27/2004	7,473,000
4,000,000	1.05	03/09/2004	4,000,000
3,000,000	1.03	03/10/2004	3,000,000
5,000,000	1.08	04/07/2004	5,000,000

			$66,825,582

Rhode Island—0.2%
Rhode Island State Health & Educational Building Corp. VRDN RB for Higher Education Facilities-Brown University Series 2003 B (A-1+/VMIG1)
$4,000,000	1.20%	01/01/2004	$4,000,000

South Carolina—0.7%
South Carolina State VRDN P-Floats Part 1225 (Merrill Lynch Capital Services SPA) (A-1+)
$6,805,000	1.25%	01/01/2004	$6,805,000
South Carolina Transportation Infrastructure VRDN Eagle Tax-Exempt Trust Series 20014001 Class A (MBIA) (A-1+)
6,760,000	1.30	01/01/2004	6,760,000

			$13,565,000

Tennessee—2.1%
City of Memphis GO CP Series 2001 (Westdeutsche Landesbank SPA) (A-1+)
$3,000,000	1.03%	03/10/2004	$3,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
14,015,000	1.23	01/01/2004	14,015,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
5,000,000	1.23	01/01/2004	5,000,000
Metropolitan Government Nashville CP (A-1+/F-1+)
3,000,000	0.97	02/10/2004	3,000,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series III F (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
14,790,000	1.26	01/01/2004	14,790,000

			$39,805,000

Texas—14.7%
City of Houston CP Series E (Bank of America) (A-1+/P-1)
$4,000,000	1.05%	06/09/2004	$4,000,000
City of Houston Water & Sewer CP Series A (Bayerische Landesbank (50%) and Westdeutsche Landesbank (50%) SPA) (A-1/ P-1)
5,000,000	0.95	01/28/2004	5,000,000
8,000,000	1.00	01/28/2004	8,000,000
10,000,000	0.95	01/29/2004	10,000,000
5,000,000	1.05	01/29/2004	5,000,000
4,000,000	1.03	02/11/2004	4,000,000
4,000,000	0.95	02/18/2004	4,000,000
City of San Antonio Electric & Gas System VRDN Series 1997 SG 104 (A-1+)
34,930,000	1.28	01/01/2004	34,930,000
Coastal Bend Health Facilities Development Corp. Incarnate Word Health System VRDN RB Series 1998 B (AMBAC) (Bank One N.A. SPA) (SP-1+/VMIG1)
9,400,000	1.15	01/07/2004	9,400,000
Cypress Fairbanks Independent School District VRDN Merlots Series 2001 A 129 (A-1+/P-1)
4,985,000	1.21	01/07/2004	4,985,000
Dallas Area Rapid Transit CP (A-1+/P-1)
3,000,000	1.05	01/27/2004	3,000,000
Harris County GO VRDN Floaters Series 2003 885 (A-1)
3,000,000	1.28	01/01/2004	3,000,000
Harris County Texas Health Facilities Development VRDN RB for Methodist Hospital Series 2002 (A-1+)
41,450,000	1.30	01/02/2004	41,450,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Harris County Texas Toll Road CP Series E (A-1/P-1)
$8,000,000	1.00%	03/10/2004	$8,000,000
Houston Texas Higher Education Finance Corporation for Rice University (A-1+/P-1)
2,000,000	0.95	02/12/2004	2,000,000
Houston Texas TRANS Series 2003 (SP-1+/MIG1)
10,000,000	1.50	06/30/2004	10,031,935
Jefferson County Texas GO VRDN P-Floats-PT 1414 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)
6,535,000	1.28	01/01/2004	6,535,000
North Texas Tollway Authority VRDN RB for Dallas North Tollway Systems Floating Rate Receipts Series 2003 SG-167 (AMBAC) (Socite Generale SPA) (A-1+)
4,000,000	1.28	01/01/2004	4,000,000
Red River Education Financing VRDN RB for Texas Christian University Project Series 2000 (VMIG1)
6,900,000	1.25	01/07/2004	6,900,000
San Antonio Electric & Gas System CP Notes Series A (Bank of New York (14.3%), JP Morgan Chase & Co. (24.3%), Landesbank Bank (28.6%) and Westdeutsche Landesbank (32.8%) SPA) (A-1+/P-1)
8,000,000	0.95	01/14/2004	8,000,000
3,100,000	1.02	03/08/2004	3,100,000
5,000,000	1.05	06/09/2004	5,000,000
San Antonio Water Systems CP Series A (A-1+/P-1)
4,750,000	0.95	01/22/2004	4,750,000
5,000,000	1.05	04/08/2004	5,000,000
Texas A&M University CP Series 2002 (A-1+)
4,000,000	1.10	08/19/2004	4,000,000
Texas A&M University System Building Registration CP Series B (A-1)
6,000,000	0.95	01/21/2004	6,000,000
Texas State TRANS Series 2003 (SP-1+/MIG1)
67,320,000	2.00	08/31/2004	67,701,892

			$277,783,827

Utah—3.7%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$13,500,000	1.15%	01/07/2004	$13,500,000
Central Water Conservancy District GO VRDN Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
4,975,000	1.15	01/07/2004	4,975,000
Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,460,000	1.15	01/07/2004	10,460,000
Murray City Hospital Revenue VRDN RB for IHC Health Services Inc. Series 2003 A (A-1+)
15,000,000	1.25	01/01/2004	15,000,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 D (A-1+)
15,000,000	1.33	01/02/2004	15,000,000
Salt Lake City GO Unlimited Notes TRANS Series 2001 (Aaa)
2,020,000	5.00	06/15/2004	2,057,064
Salt Lake City GO Unlimited Notes TRANS Series 2003 (Aaa)
3,000,000	2.00	06/30/2004	3,015,857
Utah Transit Authority Sales Tax VRDN RB Subseries 2002 B (Bayerische Landesbank LOC) (A-1+/VMIG1)
2,500,000	1.22	01/01/2004	2,500,000
Utah Water Finance Agency VRDN RB (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
3,000,000	1.20	01/07/2004	3,000,000

			$69,507,921

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia—0.8%
Fairfax County Economic Development VRDN RB for Smithsonian Institution Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
$4,000,000	1.18%	01/01/2004	$4,000,000
Roanoke IDA Hospital Revenue VRDN RB Refunding for Carilion Health Systems Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
8,125,000	1.30	01/02/2004	8,125,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (Suntrust Bank SPA) (VMIG1)
2,900,000	1.15	01/07/2004	2,900,000

			$15,025,000

Washington—5.2%
Eagle Tax-Exempt Trust VRDN 20024701 A (FSA) (A-1+)
$5,000,000	1.30%	01/01/2004	$5,000,000
Eagle Tax-Exempt Trust VRDN 20024703 (MBIA) (A-1+)
2,000,000	1.30	01/01/2004	2,000,000
Energy Northwest Washington Electric VRDN RB Refunding Project Number 3 Series 2003 D-3-1 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	1.09	01/07/2004	5,000,000
Energy Northwest Washington Electric VRDN RB Refunding Project Number 3 Series 2003 E (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
6,000,000	1.15	01/07/2004	6,000,000
Grant County Washington Public Utility District Eagle Tax-Exempt Trust VRDN Series 20014702 (FSA) (A-1+)
4,000,000	1.30	01/01/2004	4,000,000
King County Sewer CP Series A (Bayerische Landesbank SPA) (A-1)
5,000,000	0.95	01/12/2004	5,000,000
Port Seattle VRDN RB Floaters Series 2003 849-D (MBIA) (A-1)
5,000,000	1.29	01/01/2004	5,000,000
State of Washington VRDN Eagle Tax-Exempt Trust Series 20004704 Class A COPS (A-1+)
12,000,000	1.30	01/01/2004	12,000,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-BO5 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
5,000,000	1.21	01/07/2004	5,000,000
Washington State GO P-Floats-PT 854 Series 2003 (A-1)
7,495,000	1.28	01/01/2004	7,495,000
Washington State GO Refunding Motor Vehicle Fuel Series 2002 R-B (AA+/Aa1)
3,710,000	5.00	09/01/2004	3,805,281
Washington State GO Series 1994 A (AA+/ Aa1)
5,365,000	6.10	09/01/2004	5,543,128
Washington State GO VRDN Eagle Tax-Exempt Trust Series 96 C4704 (A-1+)
8,500,000	1.30	01/01/2004	8,500,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 984702 Class A (A-1+)
6,000,000	1.30	01/01/2004	6,000,000
Washington State GO VRDN Merlots Series 2002 A57 (MBIA) (Wachovia Bank, N.A. SPA) (VMIG1)
6,980,000	1.21	01/07/2004	6,980,000
Washington State GO VRDN Merlots Series 2003 B23 (MBIA) (Wachovia Bank, N.A. SPA) (AA+/VMIG1)
5,000,000	1.21	01/07/2004	5,000,000
Washington State GO VRDN P-Floats-PT 1407 Series A (Merrill Lynch Capital Services SPA) (A-1)
2,980,000	1.28	01/01/2004	2,980,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Initiatives Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
4,000,000	1.15	01/07/2004	4,000,000

			$99,303,409

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Wisconsin—2.3%
Milwaukee Metropolitan Sewage District GO VRDN Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1)
$15,085,000	1.30%	01/01/2004	$15,085,000
Southeast Wisconsin Professional Baseball Park District VRDN RB P-Floats-PT 425 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)
5,495,000	1.28	01/01/2004	5,495,000
Wisconsin Health & Education Facilities VRDN RB for Aurora Health Care Inc. Series 1999 C (Bank One, N.A. LOC) (A-1)
10,000,000	1.12	01/07/2004	10,000,000
Wisconsin State Operating Revenue Notes TANS Series 2003 (SP-1+/MIG1)
5,000,000	2.25	06/15/2004	5,025,451
Wisconsin VRDN Eagle Tax-Exempt Trust Series 20004901 Class A (A-1+)
7,500,000	1.30	01/01/2004	7,500,000

			$43,105,451

Total Investments			$1,914,069,103

> Forward commitment

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The percentage shown for each category reflects the value of investments in that category as a percentage of total assets.

See Investment Abbreviations page 31.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—92.9%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$7,350,000	1.15%	01/01/2004	$7,350,000
Bay Area Toll Authority VRDN California Toll Bridge RB for San Francisco Bay Area Series 2001 C (AMBAC) (Bayerische Landesbank (33.3%), JP Morgan Chase & Co. (33.3%) and Westdeutsche Landesbank (33.3%) SPA) (A-1+/VMIG1)
400,000	1.05	01/01/2004	400,000
Bay Area Toll Authority VRDN California Toll Bridge RB for San Francisco Bay Area Series 2003 C (AMBAC) (Bayerische Landesbank (33.3%), JP Morgan Chase & Co. (33.3%) and Westdeutsche Landesbank (33.3%) SPA) (A-1+/VMIG1)
8,000,000	1.05	01/01/2004	8,000,000
California Health Facilities Financing Authority Insured Variable Rate Hospital VRDN RB for Adventist Health System/West Series 1998 A (MBIA) (California State Teachers Retirement SPA) (A-1+/VMIG1)
16,100,000	1.00	01/02/2004	16,100,000
California Health Facilities Financing Authority Insured Variable Rate Hospital VRDN RB for Adventist Health System/West Series 1998 B (MBIA) (California State Teachers Retirement SPA) (A-1+/VMIG1)
9,915,000	1.00	01/02/2004	9,915,000
California Health Facilities Financing Authority Variable Rate Hospital VRDN RB for Adventist Health System/West Series 2002 A (JP Morgan Chase & Co. LOC) (VMIG1)
1,000,000	0.98	01/02/2004	1,000,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
4,000,000	1.12	01/07/2004	4,000,000
California Infracture Getty Trust CP Series 2003 (A-1+/P-1)
6,000,000	0.90	02/13/2004	6,000,000
California Infrastructure & Economic Development Bank Revenue VRDN RB for J Paul Getty Trust Series 2003 A (A-1+/VMIG1)
3,000,000	1.00	05/13/2004	3,000,000
California Infrastructure & Economic Development Bank Revenue VRDN RB for J Paul Getty Trust Series 2003 C (A-1+/VMIG1)
2,000,000	1.00	05/13/2004	2,000,000
California Statewide Communities Development Authority Revenue TRANS Series 2003 A-3- Riverside (SP-1+/MIG1)
11,500,000	2.00	06/30/2004	11,555,288
California Statewide Communities Development Authority Revenue VRDN RB for Kaiser Permanente Series 2003 B (A-1/F-1)
4,300,000	1.19	01/07/2004	4,300,000
East Bay Municipal Utility District VRDN Water System RB Series 2002 A (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,900,000	1.05	01/07/2004	5,900,000
East Bay Municipal Utility District Water & Waste CP Series 2003 (Westdeutsche Landesbank (58%) and JP Morgan Chase & Co. (42%) SPA) (A-1+/P-1)
4,500,000	0.93	01/28/2004	4,500,000
East Bay Municipal Utility District Water & Waste CP Series 2003 (Westdeutsche Landesbank (58%) SPA and JP Morgan Chase & Co. (42%)) (A-1+/P-1)
5,000,000	1.05	02/19/2004	5,000,000
5,000,000	1.03	03/10/2004	5,000,000
Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank N.V. LOC) (A-1)
4,560,000	1.25	01/01/2004	4,560,000
Fremont VRDN MF Hsg. RB for Creekside Village Apartments Series 1985 D (FHLMC) (VMIG1)
6,200,000	1.16	01/01/2004	6,200,000
Fresno California Sewer Revenue VRDN RB Series 2000 A (FGIC) (A-1+/VMIG1)
5,200,000	1.10	01/07/2004	5,200,000
Fresno County Adjustable VRDN RB for Trinity Health Credit Series 2000 C (Chase Manhattan Bank (27%) and Landesbank Hessen-Thueringen (73%) SPA) (A-1+/VMIG1)
12,350,000	1.10	01/01/2004	12,350,000
Golden Gate Bridge Highway & Transportation Authority CP Series 2003 (JP Morgan Chase & Co. SPA) (A-1+/F-1+)
7,800,000	1.00	03/09/2004	7,800,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC) (VMIG1)
14,100,000	1.20	01/07/2004	14,100,000
Irvine Ranch Water District GO VRDN Series 1995 (State Street Corp. LOC) (A-1+/VMIG1)
4,700,000	1.26	01/02/2004	4,700,000
Irvine Ranch Water District VRDN Consolidated Refunding GO RB Series 1993 B (Landesbank Baden-Wurttm LOC) (A-1+/VMIG1)
4,900,000	0.87	01/02/2004	4,900,000
Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point Apartment Series 1998 A (FNMA) (A-1+)
5,500,000	1.25	01/01/2004	5,500,000
Los Angeles County California GO TRANS Series 2003 A (SP-1+/MIG1)
10,000,000	2.00	06/30/2004	10,047,796

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio (continued)
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
$16,911,000	1.25%	01/01/2004	$16,911,000
Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 B (AMBAC) (Credit Locale de France SPA) (A-1+/VMIG1)
7,350,000	1.04	01/07/2004	7,350,000
Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 C (AMBAC) (Bank of Nova Scotia SPA) (A-1/VMIG1)
6,330,000	1.03	01/07/2004	6,330,000
Los Angeles Department Water & Power Revenue Power System VRDN RB Subseries 2002 A-6 (Bayerische Landesbank (20%), BNP Paribas (20%), Dexia Credit Local (20%), JP Morgan Chase & Co. (20%) and Westdeutsche Landesbank (20%) SPA) (A-1+/VMIG1)
2,000,000	1.10	01/01/2004	2,000,000
Los Angeles Department Water & Power Waterworks Revenue VRDN RB Subseries 2001 B-3 (Dexia Public Finance Bank SPA) (A-1+/VMIG1)
7,400,000	1.07	01/01/2004	7,400,000
Los Angeles Department Water & Power Waterworks Revenue VRDN RB Subseries 2001 B-4 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,000,000	1.20	01/01/2004	2,000,000
Los Angeles GO TRANS Series 2003 (SP-1+/MIG1)
2,000,000	2.00	06/30/2004	2,009,406
Los Angeles Unified School District GO TRANS Series 2003 A (SP-1+/MIG1)
3,000,000	2.00	07/01/2004	3,015,153
Los Angeles Unified School District GO TRANS Series 2003 B (SP-1+/MIG1)
8,000,000	1.50	07/01/2004	8,022,437
Los Angeles Unified School District GO VRDN Eagle Series 2003-0049 A (MBIA) (A-1+)
5,100,000	1.17	01/01/2004	5,100,000
Los Angeles Unified School District Merlots GO VRDN Series 2003 B34 (FSA) (Wachovia Bank N.A. SPA) (MIG1)
9,000,000	1.15	01/07/2004	9,000,000
Los Angeles Wastewater Systems CP Series 2003 (Toronto Dominion Bank (50%) and Westdeutsche Landesbank (50%) SPA) (A-1+/P-1)
10,000,000	1.03	01/20/2004	10,000,000
Los Angeles Water & Power Revenue VRDN RB Subseries 2001 B-1 (Landesbank Hessen-Thueringen (50%) and Toronto Dominion Bank (50%) SPA) (A-1/VMIG1)
6,000,000	1.20	01/01/2004	6,000,000
Los Angeles Water & Power Revenue VRDN RB Subseries 2001 B-6 (Bayerische Landesbank (20%), Dexia Credit Local (20%), J.P. Morgan Chase & Co. (20%), State Street Corp. (20%), and Westdeutsche Landesbank (20%) SPA) (A-1+/VMIG1)
1,500,000	0.98	01/02/2004	1,500,000
Los Angeles Water & Power Revenue VRDN RB Subseries 2001 B-7 (Bayerische Landesbank (20%), Dexia Credit Local (20%), J.P. Morgan Chase & Co. (20%), State Street Corp. (20%), and Westdeutsche Landesbank (20%) SPA) (A-1+/VMIG1)
100,000	1.12	01/01/2004	100,000
Metropolitan Water District Southern California Adjustable Authorization RB Series 1998 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,000,000	1.20	01/01/2004	5,000,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
1,600,000	1.00	01/02/2004	1,600,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-3 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
1,800,000	1.26	01/02/2004	1,800,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2002 A (Landesbank Baden-Wurttm SPA) (A-1+/VMIG1)
4,500,000	1.12	01/01/2004	4,500,000
MSR Public Power Agency Subordinate Lien VRDN RB for San Juan Project Series 1997 D (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,100,000	1.12	01/01/2004	5,100,000
MSR Public Power Agency Subordinate Lien VRDN RB for San Juan Project Series 1997 E (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
3,200,000	1.20	01/01/2004	3,200,000
MSR Public Power Agency Subordinate Lien VRDN RB for San Juan Project Series 1998 F (MBIA) (Bank One Chicago N.A. SPA) (A-1/VMIG1)
1,200,000	1.00	01/02/2004	1,200,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 A (Bank of America SPA) (A-1+/VMIG1)
5,700,000	1.00	01/02/2004	5,700,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 C (Bank of America SPA) (A-1+/VMIG1)
1,000,000	1.00	01/02/2004	1,000,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 A (A-1+/VMIG1)
7,300,000	1.16	01/07/2004	7,300,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 B (A-1+/VMIG1)
$7,100,000	1.16%	01/07/2004	$7,100,000
Oakland California TRANS Series 2003 (MIG1)
3,000,000	2.00	07/29/2004	3,018,417
Orange County VRDN Apartment Development RB for Hidden Hills Development Corp. Series 1985 C (FHLMC) (VMIG1)
2,000,000	1.23	01/06/2004	2,000,000
Orange County VRDN Apartment Development RB for Niguel Summit Series 1985 A (FHLMC) (VMIG1)
10,000,000	1.23	01/06/2004	10,000,000
Orange County VRDN Apartment Development RB for Seaside Meadow Series 1984 C (FHLMC) (VMIG1)
14,200,000	1.16	01/01/2004	14,200,000
Orange County VRDN Apartment Development RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA) (A-1+)
3,135,000	1.15	01/07/2004	3,135,000
Orange County Water District Revenue VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
13,800,000	1.03	01/07/2004	13,800,000
Palo Alto Unified School District VRDN Series 1997 SGA 53 (Societe Generale LOC) (A-1+)
9,830,000	1.14	01/07/2004	9,830,000
Pasadena COPS for City Hall & Park Improvement Projects Series 2003 (AMBAC) (California State Teachers Retirement (50%) and State Street Corp. (50%) SPA) (VMIG1)
3,000,000	1.07	01/01/2004	3,000,000
Pleasanton Unified School District GO TRANS Series 2003 (SP-1+)
7,500,000	2.00	06/30/2004	7,539,311
Sacramento County VRDN COPS for Administration Center and Courthouse Project Series 1990 (Bayerische Landesbank LOC) (A-1+/VMIG1)
10,305,000	1.25	01/01/2004	10,305,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB for Stone Creek Apartments Series 1997 (FNMA) (A-1+)
7,450,000	1.25	01/01/2004	7,450,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB Series 1996 River C (FNMA) (A-1+)
6,000,000	1.25	01/01/2004	6,000,000
San Bernardino County VRDN MF Hsg. Refunding RB for Evergreen Apartments Series 1999 A (FNMA) (A-1+)
16,600,000	1.25	01/01/2004	16,600,000
San Diego California Unified School District TRANS Series 2003 A (SP-1+/MIG1)
8,000,000	2.00	06/30/2004	8,039,235
San Diego County & School District RANS Series 2003 B (SP-1+/MIG1)
9,140,000	1.75	06/30/2004	9,177,166
San Diego County Regional Transportation CP Series 2003 (JP Morgan Chase & Co. SPA) (A-1+/P-1)
5,800,000	0.93	01/06/2004	5,800,000
San Diego County Regional Transportation CP Series 2003 A (JP Morgan Chase & Co. SPA) (A-1+/P-1)
7,000,000	1.03	04/08/2004	7,000,000
San Diego County Water Authority CP Series 2003 1 (Bayerische Landesbank SPA) (A-1/P-1)
5,000,000	0.96	01/28/2004	5,000,000
5,000,000	0.96	01/29/2004	5,000,000
7,000,000	1.04	02/20/2004	7,000,000
San Francisco City and County GO Refunding Series 2002 (AA/Aa3)
1,000,000	3.00	06/15/2004	1,009,773
Santa Barbara County School Financing Authority TRANS Series 2003 (MIG1)
2,000,000	2.00	06/30/2004	2,011,475
Santa Clara Valley Water CP Series 2003 (Westdeutsche Landesbank SPA) (A-1+/P-1)
2,527,000	1.03	03/10/2004	2,527,000
South Coast California Local Education Agency TRANS Series 2003 (MIG1)
5,000,000	2.00	06/30/2004	5,023,736
Southern California Metropolitan Water District Adjusted RB Series 1999 B (Bank of America, N.A. SPA) (A-1+/VMIG1)
7,200,000	1.20	01/01/2004	7,200,000
Southern California Public Power Authority VRDN Refunding RB for Southern Transmission Project Series 1991 (AMBAC) (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
10,100,000	1.03	01/07/2004	10,100,000
Southern California Public Power Authority VRDN Refunding RB for Southern Transmission Project Series 2000 A (FSA) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,000,000	1.10	01/07/2004	2,000,000
Triunfo County Sanitation District Variable Rate RB Series 1994 (Banque Nationale Paris LOC) (A-1+)
3,910,000	1.33	01/07/2004	3,910,000
University of California Regents CP Series 2003 (A-1+/P-1)
6,000,000	0.90	02/12/2004	6,000,000
Ventura County GO TRANS Series 2003 (SP-1+/MIG1)
5,000,000	1.50	07/01/2004	5,014,769

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio (continued)
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Western Municipal Water District Facilities Authority VRDN RB Series 2002 A (FSA) (Dexia Credit Local SPA) (A-1+)
$4,000,000	1.10%	01/07/2004	$4,000,000

			$502,306,962

Puerto Rico—6.9%
Commonwealth of Puerto Rico TRANS Series 2003 (SP-1+/MIG1)
$10,300,000	2.00%	07/30/2004	$10,358,458
Puerto Rico Government Development Bank (CP Program) (A-1+)
4,646,000	1.00	01/15/2004	4,646,000
5,200,000	0.95	01/16/2004	5,200,000
3,000,000	0.90	01/23/2004	3,000,000
2,000,000	1.10	02/18/2004	2,000,000
3,000,000	1.00	02/19/2004	3,000,000
3,040,000	1.05	02/26/2004	3,040,000
3,000,000	1.03	03/10/2004	3,000,000
1,000,000	1.05	03/11/2004	1,000,000
2,000,000	1.08	04/16/2004	2,000,000

			$37,244,458

TOTAL INVESTMENTS			$539,551,420

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

See Investment Abbreviations on page 31.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—91.8%
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
$4,100,000	1.25%	01/07/2004	$4,100,000
Jay Street Development Corporation Certificates Facility Lease VRDN RB Series 2003 A-1 (DEPFA Bank PLC LOC) (A-1+/VMIG1)
4,500,000	1.08	01/07/2004	4,500,000
Jay Street Development Corporation Certificates Facility Lease VRDN RB Series 2003 A-2 (DEPFA Bank PLC LOC) (A-1+/VMIG1)
3,300,000	1.11	01/07/2004	3,300,000
Jay Street Development Corporation Certificates Facility Lease VRDN RB Series 2003 A-3 (DEPFA Bank PLC LOC) (A-1+/VMIG1)
5,000,000	1.18	01/01/2004	5,000,000
Lindenhurst University Free School District TANS Series 2003 (MIG1)
5,000,000	1.50	06/24/2004	5,013,722
Long Island Power Authority CP Series 1 (JP Morgan Chase & Co. LOC) (A-1+/P-1)
3,000,000	0.95	02/09/2004	3,000,000
Long Island Power Authority Electric System VRDN RB General Series 2003 G (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
2,000,000	1.07	01/07/2004	2,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 2A (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
1,600,000	1.10	01/07/2004	1,600,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 2B (Bayerische Landesbank LOC) (A-1+/VMIG1)
2,700,000	1.27	01/02/2004	2,700,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
6,500,000	1.30	01/02/2004	6,500,000
Massapequa Union Free School District GO TANS Series 2003 (MIG1)
1,750,000	1.50	06/29/2004	1,755,112
Metropolitan Transportation Authority RB Refunding Transportation Series 2002 F (A/A2)
1,400,000	5.00	11/15/2004	1,445,690
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 COPS (FSA) (Citibank) (A-1+)
5,000,000	1.26	01/01/2004	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2305 COPS (FSA) (Citibank) (A-1+)
3,000,000	1.26	01/01/2004	3,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)
2,995,000	1.17	01/07/2004	2,995,000
Municipal Assistance Corporation RB for the City of New York Series 1996 G (AA+/Aa1)
1,000,000	5.50	07/01/2004	1,022,340
Municipal Assistance Corporation RB for the City of New York Series 1997 J (AA+/Aa1)
1,885,000	6.00	07/01/2004	1,931,401
Municipal Assistance Corporation RB for the City of New York Series 2002 P (AA+/Aa1)
3,000,000	3.50	07/01/2004	3,040,035
Nassau County GO TANS Series 2003 A (SP-1+/MIG1)
2,000,000	2.00	04/15/2004	2,005,433
Nassau County GO TANS Series 2003 B (SP-1+/MIG1)
2,000,000	2.00	10/15/2004	2,013,552
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (Morgan Guaranty Trust SPA) (A-1+)
6,600,000	1.27	01/02/2004	6,600,000
New York GO ROCS RR II Series 2003 R 251A (Citigroup Global Market) (VMIG1)
2,000,000	1.33	01/01/2004	2,000,000
New York & New Jersey Port Series B (A-1+)
1,010,000	0.93	01/09/2004	1,010,000
New York City Civic Facility IDA VRDN RB for National Audubon Society Series 1989 (Citibank N.A. LOC) (A-1+)
1,200,000	1.27	01/02/2004	1,200,000
New York City GO VRDN Series 2000 (FGIC) (A-1+)
4,000,000	1.26	01/01/2004	4,000,000
New York City GO VRDN Series 2002 C (C-2) (Bayerische Landesbank LOC) (A-1+/VMIG1)
3,500,000	1.10	01/07/2004	3,500,000
New York City GO VRDN Series 2002 C (C-5) (Bank of New York LOC) (A-1+/VMIG1)
1,000,000	1.08	01/07/2004	1,000,000
New York City Housing Development Corporation Multifamily VRDN RB for Mortgage-2 Gold Street Series 2003 A (Fleet National Bank LOC) (A-1)
3,000,000	1.12	01/07/2004	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 1992 C (FGIC) (FGIC-SPI SPA) (A-1+/VMIG1)
2,000,000	1.27	01/02/2004	2,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio (continued)
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 1993 C (FGIC) (FGIC-SPI SPA) (A-1+/VMIG1)
$3,000,000	1.27%	01/02/2004	$3,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2000 C (Dexia Credit Local de France SPA) (A-1+/VMIG1)
5,800,000	1.17	01/02/2004	5,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2002 C-3 (Bank of New York SPA) (A-1+/VMIG1)
1,700,000	1.27	01/02/2004	1,700,000
New York City Municipal Water Finance Authority CP (A-1+/P-1)
4,000,000	1.05	02/11/2004	4,000,000
New York City Municipal Water Finance Authority RB Water & Sewer System Unrefunded Balance Series 1993 B (AA/Aa2)
2,000,000	5.13	06/15/2004	2,037,047
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank SPA) (A-1+)
1,000,000	1.26	01/01/2004	1,000,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)
1,900,000	1.17	01/07/2004	1,900,000
New York City Transitional Finance Authority RB for Future Tax Secured Series 2003 B (AA+/Aa2)
3,000,000	2.50	08/01/2004	3,025,076
New York City Transitional Finance Authority Recovery VRDN RB Subseries 2002 3 H (Bank of New York SPA) (A-1+/VMIG1)
4,000,000	1.28	01/02/2004	4,000,000
New York City Transitional Finance Authority Recovery VRDN RB New York City Series 2002 3 Subseries 3 E (Bank of New York SPA) (A-1+/VMIG1)
1,150,000	1.27	01/02/2004	1,150,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-2 (Credit Local de France SPA, Morgan Guaranty Trust Co., and Bank of Nova Scotia LOC) (A-1+/VMIG1)
1,700,000	1.10	01/07/2004	1,700,000
New York GO RANS Series 2003 A (SP-1/MIG1)
3,000,000	2.00	04/15/2004	3,008,630
New York State Dormitory Authority CP for Cornell University (A-1+/P-1)
7,660,000	1.03	01/01/2004	7,660,000
New York State Dormitory Authority RB for State University Educational Facilities Series 1993 A (AA-/A3)
4,000,000	5.40	05/15/2004	4,064,683
New York State Dormitory Authority RB for State University Educational Facilities Series 1995 A (AA-/A3)
1,000,000	6.50	05/15/2004	1,019,471
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
2,000,000	1.27	01/02/2004	2,000,000
New York State Dormitory Authority VRDN RB for Rockefeller University Series 2002 A2 (A-1+/VMIG1)
3,000,000	1.18	01/01/2004	3,000,000
New York State Dormitory Authority VRDN RB for the Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
6,215,000	1.10	01/07/2004	6,215,000
New York State Environmental CP Series 1997A (Bayerische Landesbank (50%) and Landesbank Hessen-Thueringen (50%) LOC) (A-1+/VMIG1)
3,000,000	0.90	01/15/2004	3,000,000
New York State Environmental Facilities Corp. VRDN RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (Citibank SPA) (A-1+/VMIG1)
7,746,500	1.26	01/01/2004	7,746,500
New York State GO VRDN Series 2000 B (Dexia Credit Local de France LOC) (A-1+/VMIG1)
2,000,000	1.02	08/05/2004	2,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank LOC) (A-1+)
1,000,000	1.12	01/07/2004	1,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Taxable Series 2003 H (Landesbank Hessen-Thueringen LOC) (A-1+)
2,800,000	1.12	01/07/2004	2,800,000
New York State Housing Finance Agency VRDN RB AMT for Talleyrand Crescent Housing Series 1999 (FNMA LOC) (VMIG1)
6,000,000	1.17	01/07/2004	6,000,000
New York State Housing Finance Agency VRDN RB AMT for Tribeca Park Series 1997 A (FNMA LOC SPA) (VMIG1)
3,700,000	1.15	01/07/2004	3,700,000
New York State Housing Finance Agency VRDN RB for 10 Liberty Street Housing Series 2003 (Fleet National Bank LOC) (VMIG1)
5,800,000	1.10	01/07/2004	5,800,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A (Fleet National Bank LOC) (VMIG1)
7,100,000	1.12	01/07/2004	7,100,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Housing Finance Agency VRDN RB for Housing-Historic Front Street Series 2003 A (Bank of New York LOC) (VMIG1)
$7,000,000	1.18%	01/07/2004	$7,000,000
New York State Local Government Assistance Corp. VRDN RB Merlots Series 2003 A06 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
5,135,000	1.17	01/07/2004	5,135,000
New York State Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2003 3V (FGIC) (Landesbank Baden Wurttm SPA) (A-1+)
5,000,000	1.11	01/07/2004	5,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 B (Bank of Nova Scotia LOC) (A-1/VMIG1)
1,100,000	1.10	01/07/2004	1,100,000
New York State Power Authority CP Series 2 (A-1/P-1)
4,400,000	0.93	01/09/2004	4,400,000
3,000,000	0.95	01/15/2004	3,000,000
3,000,000	1.07	01/21/2004	3,000,000
New York State Thruway Authority CP Series 01 (Landesbank Hessen-Thueringen LOC) (A-1/P-1)
5,000,000	1.00	03/12/2004	5,000,000
2,500,000	1.03	03/19/2004	2,500,000
New York State Thruway Authority Highway & Bridge RB Series 1997 B (FSA) (AAA/Aaa)
1,000,000	4.50	04/01/2004	1,008,627
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 1997 (AA-/A3)
1,095,000	5.50	04/01/2004	1,106,726
New York State Urban Development Corporate RB for Community Enhancement Facilities Series 1999 A (AA-/A3)
1,000,000	5.00	04/01/2004	1,009,253
New York State Urban Development Corporate Revenue Floating Rate Receipts Series 2003 SG-164 (A-1+)
1,600,000	1.25	01/01/2004	1,600,000
Oneida County IDA VRDN RB for Civic Facility-Hamilton College Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
1,435,000	1.20	01/07/2004	1,435,000
Port Authority New York & New Jersey Special Obligation VRDN RB for Versatile Structure Obligation Series 1994 2 (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
7,800,000	1.27	01/02/2004	7,800,000
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1+/VMIG1)
3,630,000	1.25	01/01/2004	3,630,000
Rockland County GO RANS Series 2003 (SP-1+/MIG1)
2,000,000	2.00	02/26/2004	2,002,717
Sachem Central School District Holbrook GO TANS Series 2003 (SP-1+)
1,500,000	1.75	06/24/2004	1,505,607
Three Villages Central School District Brookhaven & Smithtown TANS Series 2003 (MIG1)
5,000,000	1.50	06/30/2004	5,015,385
Triborough Bridge & Tunnel Authority VRDN RB General Purpose Series 2001 C (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,000,000	1.08	01/07/2004	1,000,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2003 A26 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)
3,000,000	1.17	01/07/2004	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2000 A (FSA) (Morgan Guaranty Trust SPA) (A-1+/ VMIG1)
2,275,000	1.10	01/07/2004	2,275,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2000 D (FSA) (Lloyds TSB Bank SPA) (A-1+/VMIG1)
1,945,000	1.08	01/07/2004	1,945,000
Triborough Bridge & Tunnel Authority VRDN RB Special Obligation Refunding Series 2000 C (FSA) (Lloyds TSB Bank (50%) and JP Morgan Chase & Co. (50%) SPA) (A-1+/VMIG1)
2,000,000	1.08	01/07/2004	2,000,000
Westchester County New York Individual Development Agency Levister Redevelopment Co., LLC. VRDN RB AMT Series 2001 B (Bank of New York LOC) (VMIG1)
3,000,000	1.22	01/01/2004	3,000,000

			$257,127,007

Puerto Rico—8.0%
Commonwealth of Puerto Rico TRANS Series 2003 (SP-1+/MIG1)
$1,000,000	2.00%	07/30/2004	$1,005,731
Puerto Rico Government Development Bank (CP Program) (A-1+)
2,000,000	0.95	01/16/2004	2,000,000
1,280,000	0.98	01/21/2004	1,280,000
2,000,000	0.90	01/23/2004	2,000,000
1,000,000	0.98	02/12/2004	1,000,000
1,914,000	1.05	02/13/2004	1,914,000
3,800,000	1.05	03/11/2004	3,800,000
1,000,000	1.08	04/16/2004	1,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio (continued)
December 31, 2003

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico (continued)

Puerto Rico Industrial Tourist Edl VRDN RB AMT for Bristol-Myers Squibb Project Series 2000 (P-1)
$8,300,000	1.23%	01/01/2004	$8,300,000

			$22,299,731

Total Investments			$279,426,738

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

See Investment Abbreviations on page 31.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Assoc.
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by-Purchase Agreement
SPI	—	Securities Purchase Inc.
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities
December 31, 2003

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Assets:
Investment in securities, at value based on amortized cost	$436,607,261	$1,483,890,894	$67,546,531
Repurchase agreements	21,800,000	232,500,000	92,000,000
Cash	15,666	24,322	17,398
Receivables:
Interest	803,240	1,616,847	231,904
Fund shares sold	—	2,234,687	—
Reimbursement from investment adviser	18,846	—	19,267
Other	11,049	35,272	3,477

Total assets	459,256,062	1,720,302,022	159,818,577

Liabilities:
Payables:
Investment securities purchased	—	—	—
Income distribution	21,653	38,319	2,625
Fund shares repurchased	—	337,327	—
Amounts owed to affiliates	237,132	586,814	55,198
Accrued expenses and other liabilities	117,928	392,944	80,877

Total liabilities	376,713	1,355,404	138,700

Net Assets:
Paid-in capital	458,879,349	1,718,946,618	159,679,877
Accumulated net realized loss on investment transactions	—	—	—

NET ASSETS	$458,879,349	$1,718,946,618	$159,679,877

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Units/ Shares outstanding:
ILA Units	168,535,770	502,404,753	85,666,448
ILA Administration Units	66,235,174	598,213,197	12,863,605
ILA Service Units	172,153,977	294,025,274	52,158,549
ILA Class B Units	26,358,753	—	—
ILA Class C Units	16,345,284	—	—
ILA Cash Management Shares	9,250,391	324,303,394	8,935,641

Total units/shares of beneficial interest outstanding, $0.001 par value (unlimited number of units/ shares authorized)	458,879,349	1,718,946,618	159,624,243

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$142,838,293	$649,595,960	$3,123,413,522	$1,914,069,103	$539,551,420	$279,426,738
763,200,000	—	—	—	—	—
26,050	42,334	33,911	31,280	80,704	98,176

1,796,847	344,722	5,497,457	4,703,685	1,342,891	688,950
—	—	—	58,548	—	—
—	21,989	—	—	—	9,802
5,561	9,364	39,901	39,111	14,315	5,140

907,866,751	650,014,369	3,128,984,791	1,918,901,727	540,989,330	280,228,806

—	174,944,055	99,994,985	26,445,481	—	—
149,082	53,196	121,390	65,356	9,477	3,302
—	—	4,956	—	—	—
303,287	155,081	1,050,785	666,699	190,733	89,113
391,493	231,014	580,945	287,927	93,564	82,830

843,862	175,383,346	101,753,061	27,465,463	293,774	175,245

907,022,889	474,631,023	3,027,231,730	1,891,448,204	540,729,927	280,053,561
—	—	—	(11,940)	(34,371)	—

$907,022,889	$474,631,023	$3,027,231,730	$1,891,436,264	$540,695,556	$280,053,561

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

137,679,023	51,263,943	1,147,134,205	721,912,452	244,079,912	89,515,620
17,723,133	31,275,324	1,029,112,122	792,170,868	233,361,105	124,109,577
709,868,892	362,436,238	285,289,207	14,277,742	1,670	123,629
—	—	—	—	—	—
—	—	—	—	—	—
41,751,841	29,655,518	565,696,196	362,877,044	63,206,253	66,296,627

907,022,889	474,631,023	3,027,231,730	1,891,238,106	540,648,940	280,045,453

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations
For the Year Ended December 31, 2003

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income	$9,944,150	$22,140,214	$2,100,224

Expenses:
Management fees	2,802,206	6,200,669	629,284
Transfer Agent fees(a)	320,252	708,648	71,918
Service Share fees	773,992	1,200,376	276,327
Distribution and Service fees(b)	604,323	1,463,003	58,380
Cash Management Share fees	63,782	1,463,003	58,380
Administration Share fees	108,378	782,560	18,991
Custody and accounting fees	133,560	211,911	67,757
Registration fees	93,150	80,724	65,276
Professional fees	59,310	60,993	55,726
Printing fees	44,486	15,703	24,613
Trustee fees	10,826	10,826	10,826
Other	65,339	61,828	22,885

Total expenses	5,079,604	12,260,244	1,360,363
Less—expense reductions	(339,006)	(1,417,715)	(219,636)

Net expenses	4,740,598	10,842,529	1,140,727

NET INVESTMENT INCOME	5,203,552	11,297,685	959,497

Net realized gain (loss) on investment transactions	9,074	21,862	1,108

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,212,626	$11,319,547	$960,605

(a)	The following Portfolios had Transfer Agent fees of:

		ILA	ILA	ILA Cash
	ILA	Administration	Service	Management
Portfolio	Units	Units	Units	Shares

Prime Obligations^	$187,228	$28,901	$77,399	$5,102
Money Market	262,888	208,682	120,038	117,040
Government	34,551	5,064	27,633	4,670
Treasury Obligations	72,481	6,950	568,519	18,728
Treasury Instruments	28,363	12,159	156,347	8,432
Federal	584,927	363,638	108,383	272,891
Tax-Exempt Diversified	344,372	252,698	7,127	132,385
Tax-Exempt California	128,466	81,388	16	29,432
Tax-Exempt New York	44,566	39,732	51	30,568

^	Prime Obligations Class B and Class C had Transfer Agent fees of $14,141 and $7,481, respectively.

(b)	Amounts relate to Distribution (12b-1) and Service fees for the Cash Management Shares, except for the Prime Obligations Portfolio, which also includes Class B and Class C Unit Distribution (12b-1) and Service fees. The Cash Management Share Class, Class B and Class C Units had Distribution (12b-1) and Service fees of $63,782, $353,517 and $187,024, respectively.

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$19,536,656	$5,389,293	$39,557,904	$19,753,703	$6,078,218	$3,030,030

5,833,433	1,796,385	11,636,096	6,445,097	2,093,894	1,005,506
666,678	205,301	1,329,839	736,582	239,302	114,917
5,685,193	1,563,474	1,083,828	71,268	163	493
234,099	105,396	3,411,131	1,654,812	367,897	382,098
234,099	105,396	3,411,131	1,654,812	367,897	382,098
26,063	45,597	1,363,645	947,642	305,205	148,995
263,408	110,984	300,793	219,268	104,678	81,891
62,509	46,499	81,266	72,351	33,699	16,422
65,021	59,026	62,421	62,958	55,849	55,727
16,379	15,426	15,666	1,166	13,360	15,426
10,826	10,826	10,826	10,826	10,826	10,826
84,165	45,495	118,727	66,524	27,825	24,606

13,181,873	4,109,805	22,825,369	11,943,306	3,620,595	2,239,005
(238,256)	(176,640)	(3,289,024)	(2,324,992)	(578,468)	(605,333)

12,943,617	3,933,165	19,536,345	9,618,314	3,042,127	1,633,672

6,593,039	1,456,128	20,021,559	10,135,389	3,036,091	1,396,358

877,478	247,414	467,619	(11,940)	(25,018)	—

$7,470,517	$1,703,542	$20,489,178	$10,123,449	$3,011,073	$1,396,358

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets
For the Year Ended December 31, 2003

	Prime
	Obligations	Money Market	Government
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$5,203,552	$11,297,685	$959,497
Net realized gain (loss) on investment transactions	9,074	21,862	1,108

Net increase in net assets resulting from operations	5,212,626	11,319,547	960,605

Distributions to unit/shareholders:
From net investment income
ILA Units	(3,817,155)	(5,598,341)	(622,734)
ILA Administration Units	(468,313)	(3,506,435)	(70,715)
ILA Service Units	(761,368)	(1,311,080)	(234,972)
ILA Class B Units	(86,830)	—	—
ILA Class C Units	(45,540)	—	—
ILA Cash Management Shares	(33,420)	(903,691)	(32,184)

Total distributions to unit/shareholders	(5,212,626)	(11,319,547)	(960,605)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	4,095,803,510	10,575,746,635	464,490,143
Reinvestment of dividends and distributions	4,658,925	10,808,744	884,220
Cost of units/shares repurchased	(4,540,858,373)	(10,675,679,960)	(498,668,091)

Net increase (decrease) in net assets resulting from unit/share transactions	(440,395,938)	(89,124,581)	(33,293,728)

Total increase (decrease)	(440,395,938)	(89,124,581)	(33,293,728)
Net assets:
Beginning of year	899,275,287	1,808,071,199	192,973,605

End of year	$458,879,349	$1,718,946,618	$159,679,877

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$6,593,039	$1,456,128	$20,021,559	$10,135,389	$3,036,091	$1,396,358
877,478	247,414	467,619	(11,940)	(25,018)	—

7,470,517	1,703,542	20,489,178	10,123,449	3,011,073	1,396,358

(1,401,740)	(478,964)	(11,790,795)	(5,822,219)	(1,961,774)	(696,228)
(102,638)	(150,170)	(5,769,250)	(3,186,213)	(840,115)	(464,596)
(5,835,332)	(1,027,283)	(1,051,375)	(63,737)	(191)	(391)
—	—	—	—	—	—
—	—	—	—	—	—
(130,807)	(47,125)	(1,877,758)	(1,063,220)	(234,011)	(235,143)

(7,470,517)	(1,703,542)	(20,489,178)	(10,135,389)	(3,036,091)	(1,396,358)

1,980,502,951	1,466,159,284	16,504,780,699	9,976,764,206	2,492,740,912	1,160,531,257
1,229,979	599,846	18,609,601	9,239,024	2,892,841	1,356,587
(3,705,155,751)	(1,563,898,695)	(17,255,681,397)	(9,813,374,514)	(2,466,056,324)	(1,166,426,660)

(1,723,422,821)	(97,139,565)	(732,291,097)	172,628,716	29,577,429	(4,538,816)

(1,723,422,821)	(97,139,565)	(732,291,097)	172,616,776	29,552,411	(4,538,816)

2,630,445,710	571,770,588	3,759,522,827	1,718,819,488	511,143,145	284,592,377

$907,022,889	$474,631,023	$3,027,231,730	$1,891,436,264	$540,695,556	$280,053,561

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets
For the Year Ended December 31, 2002

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$11,035,362	$27,224,645	$2,165,239
Net realized gain on investment transactions	13,533	12,401	—

Net increase in net assets resulting from operations	11,048,895	27,237,046	2,165,239

Distributions to unit/shareholders:
From net investment income
ILA Units	(7,968,709)	(14,723,030)	(1,313,175)
ILA Administration Units	(1,022,723)	(5,663,491)	(83,341)
ILA Service Units	(1,671,385)	(3,767,445)	(629,809)
ILA Class B Units	(160,414)	—	—
ILA Class C Units	(79,570)	—	—
ILA Cash Management Shares	(146,094)	(3,083,080)	(138,914)

Total distributions to unit/shareholders	(11,048,895)	(27,237,046)	(2,165,239)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	6,880,167,002	9,621,791,533	587,183,243
Reinvestment of dividends and distributions	9,729,027	25,789,632	1,918,407
Cost of units/shares repurchased	(6,783,111,684)	(10,121,902,023)	(606,817,885)

Net increase (decrease) in net assets resulting from unit/share transactions	106,784,345	(474,320,858)	(17,716,235)

Total increase (decrease)	106,784,345	(474,320,858)	(17,716,235)
Net assets:
Beginning of year	792,490,942	2,282,392,057	210,689,840

End of year	$899,275,287	$1,808,071,199	$192,973,605

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	New York	California
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$25,707,784	$4,886,410	$57,409,021	$18,481,822	$4,319,200	$2,438,201
1,861,674	373,627	389,778	158,098	—	11,035

27,569,458	5,260,037	57,798,799	18,639,920	4,319,200	2,449,236

(5,637,338)	(1,701,451)	(35,540,449)	(12,574,689)	(3,217,195)	(1,266,365)
(156,582)	(284,137)	(11,550,339)	(3,597,753)	(697,121)	(786,836)
(20,943,330)	(3,190,281)	(2,861,506)	(219,250)	(18,743)	(1,365)
—	—	—	—	—	—
—	—	—	—	—	—
(832,208)	(84,168)	(7,846,505)	(2,090,130)	(386,141)	(383,635)

(27,569,458)	(5,260,037)	(57,798,799)	(18,481,822)	(4,319,200)	(2,438,201)

7,166,719,475	2,568,759,932	18,799,529,744	8,461,632,659	1,816,240,534	1,148,202,094
3,985,134	1,846,584	51,969,755	15,808,645	4,079,743	2,315,478
(6,362,568,082)	(2,488,293,404)	(20,700,482,778)	(8,820,692,470)	(1,748,153,921)	(1,147,329,459)

808,136,527	82,313,112	(1,848,983,279)	(343,251,166)	72,166,356	3,188,113

808,136,527	82,313,112	(1,848,983,279)	(343,093,068)	72,166,356	3,199,148

1,822,309,183	489,457,476	5,608,506,106	2,061,912,556	438,976,789	281,393,229

$2,630,445,710	$571,770,588	$3,759,522,827	$1,718,819,488	$511,143,145	$284,592,377

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements
December 31, 2003

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Goldman Sachs—Institutional Liquid Assets Portfolios, collectively “ILA” or “Portfolios,” or individually, a “Portfolio.” ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios. All the Portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. All ILA Portfolios offer ILA Units, ILA Administration Units, ILA Service Units and ILA Cash Management Shares. In addition, Prime Obligations offers ILA Class B and C Units. The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of units/shares of the Portfolios based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions to unit/shareholders are recorded on ex-dividend date, declared daily and paid monthly by the Portfolios.
   The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with federal income tax rules. There were no significant book-to-tax differences. Each Portfolio has distributed substantially all of its current year income and realized gains. The tax character of distributions paid during 2003 and 2002 was from ordinary income for Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments and Federal Portfolios and from tax-exempt income for the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios.

2. Significant Accounting Policies (continued)

   At December 31, 2003 (tax year end), the following Portfolios had a capital loss carryforward for U.S. federal tax purposes of approximately:

		Years of
Portfolio	Amount	Expiration

Tax-Exempt California	$34,400	2007, 2008 & 2011
Tax-Exempt Diversified	$11,900	2011

   This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

   The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.

D. Expenses—

Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line or pro rata basis depending upon the nature of the expense.
   Unit/ Shareholders of ILA Administration, ILA Service, ILA Class B, ILA Class C and ILA Cash Management Share classes bear all expenses and fees paid to service organizations under Distribution and Service and Administration and Service Plans as described in footnote 3. Each class of units/ shares of the Portfolios separately bears its respective class-specific transfer agency fees.

E. Forward Commitment Transactions—

The Portfolios may enter into forward commitments. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
   During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

3. Agreements

Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management, L.P. (“GSAM”) effective at the end of April 2003 and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. The fees payable under the Agreement, and the personnel who manage the Portfolios, did not change as a result of GSAM’s assumption of responsibilities. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2003

3. Agreements (continued)
facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolios’ average daily net assets.
   GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Cash Management and Service plan fees, taxes, interest, brokerage commissions, litigation, indemnification, shareholder meeting and other extraordinary expenses) such that total operating expenses will not exceed 0.43% of the average daily net assets of each Portfolio.
   For the year ended December 31, 2003, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows† (in thousands):

					CMS	Service
			B&C Units	CMS	Share	Unit
	Expense	Custody	Distribution	Share	Service	Service
	Reimburse-	Fee	and Service	Distribution	Fee	Fee
Portfolio	ments	Reductions	Fee Waiver	Fee Waiver	Waiver	Waiver	Total

Prime Obligations	$38	$—	$239	$55	$7	$—	$339

Money Market	—	1	—	1,258	159	—	1,418

Government	159	1	—	50	10	—	220

Treasury Obligations	—	1	—	201	35	1	238

Treasury Instruments	54	1	—	91	31	—	177

Federal	—	1	—	2,934	354	—	3,289

Tax-Exempt Diversified	—	141	—	1,423	750	11	2,325

Tax-Exempt California	—	53	—	316	209	—	578

Tax-Exempt New York	49	26	—	328	202	—	605

†	Only amounts greater that $500 shown.

   The Trust, on behalf of each Portfolio that offers Class B Units and Class C Units, has adopted a Distribution and Service Plan. Under the respective Distribution and Service Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services and personal and account maintenance fees equal to, on an annual basis, 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units. The table detailing fee waivers on the Distribution and Service Fees for the Class B and C Units is on the following page.

   The Trust, on behalf of each Portfolio that offers Cash Management Shares, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis 0.50% of the average daily net assets attributable to Cash Management Shares. GSAM has voluntarily agreed to waive a portion of the Distribution fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.
   Goldman Sachs acts as ILA’s distributor under a Distribution Agreement for which it receives no compensation except for a portion of the ILA Prime Obligations Service Units contingent deferred sales charges. Goldman Sachs has advised the Portfolio that it retained approximately $25,000 for Service Units for the year ended December 31, 2003.
   The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans. These plans allow for ILA Administration Units, ILA Service Units and ILA Cash Management Shares, to compensate service organizations including affiliates of Goldman Sachs for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units. The Administration and Service Units and Cash Management Shares Service Plans provide for compensation to the service organizations in an

3. Agreements (continued)
amount up to 0.15%, 0.40% and 0.50% (on an annualized basis), respectively, of the average daily net asset value of the respective units/shares.
   In addition to the Distribution fee waiver attributable to Cash Management Shares mentioned on the previous page, the following table details the weighted average fee waivers for the year ended December 31, 2003 as well as the fee waivers that were in effect as of December 31, 2003 for the Distribution and Service Fees attributable to the Class B and C Units, the Cash Management Share Service Fees and the Service Unit Service Fees.

	Weighted Average
	Fee Waivers for the
	Year Ended			Fee Waivers as of
	December 31, 2003			December 31, 2003

		CMS	Service		CMS	Service
	B&C Units	Share	Unit	B&C Units	Share	Unit
	Distribution	Service	Service	Distribution	Service	Service
	and Service	Fee	Fee	and Service	Fee	Fee
Portfolio	Fee Waiver	Waiver	Waiver	Fee Waiver	Waiver	Waiver

Prime Obligations	0.45%	0.05%	—%	0.53%	0.10%	—%

Money Market	N/A	0.05	—	N/A	0.10	—

Government	N/A	0.09	—	N/A	0.17	—

Treasury Obligations	N/A	0.08	—	N/A	0.15	—

Treasury Instruments	N/A	0.15	—	N/A	0.17	—

Federal	N/A	0.05	—	N/A	0.10	—

Tax-Exempt Diversified	N/A	0.23	0.06	N/A	0.25	0.08

Tax-Exempt California	N/A	0.28	0.16	N/A	0.30	0.13

Tax-Exempt New York	N/A	0.26	0.10	N/A	0.30	0.13

At December 31, 2003, the amounts owed to affiliates were as follows (in thousands):

		Distribution	Transfer	Affiliated
Portfolio	Management	and Service	Agent	Dealers	Total

Prime Obligations	$145	$18	$17	$57	$237

Money Market	509	20	58	—	587

Government	49	1	5	—	55

Treasury Obligations	270	2	31	—	303

Treasury Instruments	138	1	16	—	155

Federal	911	36	104	—	1,051

Tax-Exempt Diversified	574	22	66	5	667

Tax-Exempt California	168	4	19	—	191

Tax-Exempt New York	76	4	9	—	89

   Goldman Sachs also serves as the Transfer Agent and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.

4. Line of Credit Facility

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangements, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. During the year ended December 31, 2003, the Portfolios did not have any borrowings under this facility.

5. Joint Repurchase Agreement Accounts

The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2003

5. Joint Repurchase Agreement Accounts (continued)
aggregate balance of which is invested in one or more repurchase agreements.
   At December 31, 2003, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had undivided interests in the following Joint Repurchase Agreement Account I, which equaled $21,800,000, $82,500,000, $42,000,000 and $433,200,000 respectively in principal amount. At December 31, 2003, the following repurchase agreements held in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury obligations.

Joint Repurchase Agreement Account I

Repurchase	Principal	Interest	Maturity	Maturity
Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.
	$800,000,000	0.85%	01/02/2004	$800,037,778
J.P. Morgan Chase & Co.
	401,600,000	0.85	01/02/2004	401,618,964
Merrill Lynch & Co., Inc.
	600,000,000	0.80	01/02/2004	600,026,667
UBS LLC
	400,000,000	0.84	01/02/2004	400,018,667
UBS LLC
	700,000,000	0.84	01/02/2004	700,032,667

TOTAL	$2,901,600,000			$2,901,734,743

At December 31, 2003, the Money Market and Government Portfolios had undivided interests in the following Joint Repurchase Agreement Account II, which equaled $150,000,000, and $50,000,000 in principal amount, respectively. At December 31, 2003, the repurchase agreements held in Joint Repurchase Agreement Account II were fully collateralized by Federal Agency obligations.

Joint Repurchase Agreement Account II

Repurchase	Principal	Interest	Maturity	Maturity
Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.
	$150,000,000	0.98%	01/02/2004	$150,008,167
Banc of America Securities LLC
	500,000,000	1.01	01/02/2004	500,028,056
Barclays Capital PLC
	200,000,000	1.00	01/02/2004	200,011,111
Deutsche Bank Securities, Inc.
	500,000,000	0.98	01/02/2004	500,027,222
Greenwich Capital Markets
	400,000,000	1.01	01/02/2004	400,022,444
J.P. Morgan Chase & Co.
	400,000,000	1.01	01/02/2004	400,022,444
Morgan Stanley
	100,000,000	0.90	01/02/2004	100,005,000
Morgan Stanley
	220,000,000	0.99	01/02/2004	220,012,100
UBS LLC
	248,400,000	0.97	01/02/2004	248,413,386
UBS LLC
	380,000,000	0.98	01/02/2004	380,020,689
UBS LLC
	500,000,000	1.00	01/02/2004	500,027,778
Westdeutsche Landesbank AG
	300,000,000	1.02	01/02/2004	300,017,000

TOTAL	$3,898,400,000			$3,898,615,397

6. Portfolio Concentrations

As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

7. Other Matters

Pursuant to Securities and Exchange Commission (“SEC”) exemptive orders, certain Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

8. Certain Reclassifications

In order to present the capital accounts on a tax basis, the Tax-Exempt Diversified Portfolio reclassified $30,753, from accumulated net realized gain (loss) on investment transactions to paid-in capital. This reclassification has no impact on the net asset value of the Portfolio. This reclassification resulted from retained long-term capital gains. All taxable Portfolios classified short-term gain distributions as distributions from net investment income.

9. Subsequent Events

Subsequent to December 31, 2003, GSAM voluntarily agreed to adjust certain waivers of its Distribution and Service Fees attributable to the Cash Management Share Service Fees and the Service Unit Service Fees.

The fee waivers in effect as of February 1, 2004 are as follows:

	B&C Units	CMS Share	Service Unit
	Distribution and	Service Fee	Service Fee
Portfolio	Service Fee Waiver	Waiver	Waiver

Prime Obligations	0.48%	0.05%	—%

Money Market	N/A	0.05	—

Government	N/A	0.10	—

Treasury Obligations	N/A	0.10	—

Treasury Instruments	N/A	0.17	—

Federal	N/A	0.05	—

Tax-Exempt Diversified	N/A	0.15	—

Tax-Exempt California	N/A	0.20	0.03

Tax-Exempt New York	N/A	0.20	0.03

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2003

10. Summary of Unit/ Share Transactions (at $1.00 per unit/share)

Unit/share activity for the year ended December 31, 2003 is as follows:

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

ILA Units:
Units sold	3,032,547,248	1,791,481,859	242,730,918
Reinvestment of dividends and distributions	3,352,256	5,322,389	568,420
Units repurchased	(3,440,643,671)	(2,119,606,264)	(239,379,918)

	(404,744,167)	(322,802,016)	3,919,420

ILA Administration Units:
Units sold	342,102,096	2,928,090,273	74,390,777
Reinvestment of dividends and distributions	458,731	3,336,023	69,363
Units repurchased	(354,313,446)	(2,762,964,252)	(72,994,154)

	(11,752,619)	168,462,044	1,465,986

ILA Service Units:
Units sold	584,447,318	3,364,047,767	78,236,088
Reinvestment of dividends and distributions	697,616	1,301,605	227,578
Units repurchased	(592,936,291)	(3,373,678,279)	(107,470,059)

	(7,791,357)	(8,328,907)	(29,006,393)

ILA Class B Units:
Units sold	15,447,664	—	—
Reinvestment of dividends and distributions	80,451	—	—
Units repurchased	(29,073,405)	—	—

	(13,545,290)	—	—

ILA Class C Units:
Units sold	44,300,568	—	—
Reinvestment of dividends and distributions	41,305	—	—
Units repurchased	(46,238,147)	—	—

	(1,896,274)	—	—

ILA Cash Management Shares:
Shares sold	76,958,616	2,492,126,736	69,132,360
Reinvestment of dividends and distributions	28,566	848,727	18,859
Shares repurchased	(77,653,413)	(2,419,431,165)	(78,823,960)

	(666,231)	73,544,298	(9,672,741)

Net increase (decrease) in units/shares	(440,395,938)	(89,124,581)	(33,293,728)

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

746,499,112	356,538,803	4,756,979,851	3,388,235,789	1,082,167,774	332,040,185
1,103,003	404,009	10,424,285	5,222,192	1,850,825	660,196
(907,781,482)	(409,336,785)	(5,435,180,862)	(3,693,481,803)	(1,199,041,959)	(372,141,529)

(160,179,367)	(52,393,973)	(667,776,726)	(300,023,822)	(115,023,360)	(39,441,148)

99,101,117	233,086,421	5,630,211,537	4,401,025,941	1,104,304,502	601,685,494
95,580	143,884	5,526,318	2,976,164	816,464	463,398
(101,040,247)	(227,864,400)	(5,571,137,354)	(4,013,324,947)	(970,399,062)	(577,442,033)

(1,843,550)	5,365,905	64,600,501	390,677,158	134,721,904	24,706,859

1,017,716,680	825,307,774	2,496,824,287	77,543,075	62,595	—
16,578	5,750	871,314	46,537	6	390
(2,530,204,098)	(893,478,391)	(2,492,322,917)	(97,487,572)	(344,991)	—

(1,512,470,840)	(68,164,867)	5,372,684	(19,897,960)	(282,390)	390

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

117,186,042	51,226,286	3,620,765,024	2,109,959,401	306,206,041	226,805,578
14,818	46,203	1,787,684	994,131	225,546	232,603
(166,129,924)	(33,219,119)	(3,757,040,264)	(2,009,080,192)	(296,270,312)	(216,843,098)

(48,929,064)	18,053,370	(134,487,556)	101,873,340	10,161,275	10,195,083

(1,723,422,821)	(97,139,565)	(732,291,097)	172,628,716	29,577,429	(4,538,816)

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2003

10. Summary of Unit/ Share Transactions (at $1.00 per unit/share)

Unit/share activity for the year ended December 31, 2002 is as follows:

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

ILA Units:
Units sold	5,690,955,419	3,028,094,841	312,332,839
Reinvestment of dividends and distributions	6,962,902	13,838,496	1,172,708
Units repurchased	(5,567,851,804)	(3,372,902,486)	(356,473,528)

	130,066,517	(330,969,149)	(42,967,981)

ILA Administration Units:
Units sold	403,294,725	2,136,968,470	48,653,858
Reinvestment of dividends and distributions	1,007,942	5,413,248	70,449
Units repurchased	(450,183,792)	(2,106,708,730)	(43,352,957)

	(45,881,125)	35,672,988	5,371,350

ILA Service Units:
Units sold	624,337,461	3,239,741,598	140,734,311
Reinvestment of dividends and distributions	1,464,236	3,731,405	606,780
Units repurchased	(598,591,615)	(3,253,895,084)	(117,963,237)

	27,210,082	(10,422,081)	23,377,854

ILA Class B Units:
Units sold	40,730,168	—	—
Reinvestment of dividends and distributions	146,317	—	—
Units repurchased	(33,703,454)	—	—

	7,173,031	—	—

ILA Class C Units:
Units sold	72,929,732	—	—
Reinvestment of dividends and distributions	68,030	—	—
Units repurchased	(70,151,891)	—	—

	2,845,871	—	—

ILA Cash Management Shares:
Shares sold	47,919,497	1,216,986,624	85,462,235
Reinvestment of dividends and distributions	79,600	2,806,483	68,470
Shares repurchased	(62,629,128)	(1,388,395,723)	(89,028,163)

	(14,630,031)	(168,602,616)	(3,497,458)

Net increase (decrease) in units/shares	106,784,345	(474,320,858)	(17,716,235)

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

3,308,538,099	1,108,836,682	7,619,826,145	4,250,073,134	1,068,984,426	462,848,552
3,793,790	1,478,073	31,255,631	10,445,779	3,061,536	1,150,023
(3,438,034,520)	(1,209,895,726)	(8,932,113,326)	(4,578,474,322)	(1,018,506,269)	(457,654,567)

(125,702,631)	(99,580,971)	(1,281,031,550)	(317,955,409)	53,539,693	6,344,008

108,375,542	255,670,504	5,191,772,332	2,901,382,353	527,639,101	468,524,955
128,260	275,218	10,958,698	3,234,464	660,230	783,167
(105,532,618)	(248,878,366)	(5,282,941,577)	(2,860,287,887)	(499,937,186)	(485,933,540)

2,971,184	7,067,356	(80,210,547)	44,328,930	28,362,145	(16,625,418)

3,323,316,221	1,167,320,701	2,329,144,155	67,266,910	6,902,770	201,500
50,090	9,980	2,343,095	183,338	10	1,364
(2,480,647,526)	(983,794,005)	(2,343,320,159)	(107,731,347)	(6,702,714)	(395,000)

842,718,785	183,536,676	(11,832,909)	(40,281,099)	200,066	(192,136)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

426,489,613	36,932,045	3,658,787,112	1,242,910,262	212,714,237	216,627,087
12,994	83,313	7,412,331	1,945,064	357,967	380,924
(338,353,418)	(45,725,307)	(4,142,107,716)	(1,274,198,914)	(223,007,752)	(203,346,352)

88,149,189	(8,709,949)	(475,908,273)	(29,343,588)	(9,935,548)	13,661,659

808,136,527	82,313,112	(1,848,983,279)	(343,251,166)	72,166,356	3,188,113

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Year
Prime Obligations Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	year	average net	average net	average net	to average
	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2003-ILA Units	$1.00	$0.008	$(0.008)	$1.00	0.79%	$168,536	0.44%	0.81%	0.44%	0.81%
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	66,235	0.59	0.65	0.59	0.65
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	172,154	0.84	0.39	0.84	0.39
2003-ILA B Units	1.00	0.002	(0.002)	1.00	0.24	26,359	0.99	0.24	1.44	(0.21)
2003-ILA C Units	1.00	0.002	(0.002)	1.00	0.24	16,345	0.99	0.24	1.44	(0.21)
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	9,250	0.96	0.26	1.44	(0.22)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.45	573,280	0.43	1.42	0.44	1.41
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.30	77,988	0.58	1.29	0.59	1.28
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.05	179,945	0.83	1.03	0.84	1.02
2002-ILA B Units	1.00	—(c)	—(c)	1.00	0.48	39,904	1.39	0.46	1.44	0.41
2002-ILA C Units	1.00	—(c)	—(c)	1.00	0.48	18,241	1.39	0.47	1.44	0.42
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.87	9,917	1.00	0.90	1.44	0.46

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.79	443,213	0.43	3.70	0.43	3.70
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.63	123,869	0.58	3.38	0.58	3.38
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.38	152,735	0.83	3.25	0.83	3.25
2001-ILA B Units	1.00	0.03	(0.03)	1.00	2.76	32,731	1.43	2.51	1.43	2.51
2001-ILA C Units	1.00	0.03	(0.03)	1.00	2.76	15,396	1.43	2.56	1.43	2.56
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.20	24,547	1.00	3.34	1.43	2.91

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.14	584,448	0.43	5.94	0.43	5.94
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.98	71,230	0.58	5.87	0.58	5.87
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.72	170,446	0.83	5.63	0.83	5.63
2000-ILA B Units	1.00	0.05	(0.05)	1.00	5.09	20,333	1.43	4.97	1.43	4.97
2000-ILA C Units	1.00	0.05	(0.05)	1.00	5.09	10,806	1.43	5.02	1.43	5.02
2000-ILA Cash Management Shares	1.00	0.05	(0.05)	1.00	5.54	39,081	1.00	5.46	1.43	5.03

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.90	1,095,109	0.43	4.79	0.43	4.79
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.74	40,850	0.58	4.65	0.58	4.65
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.48	92,975	0.83	4.33	0.83	4.33
1999-ILA B Units	1.00	0.04	(0.04)	1.00	3.86	19,444	1.43	3.83	1.43	3.83
1999-ILA C Units	1.00	0.04	(0.04)	1.00	3.86	7,436	1.43	3.76	1.43	3.76
1999-ILA Cash Management Shares	1.00	0.04	(0.04)	1.00	4.30	1	1.00	4.44	1.43	4.01

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

(c)	Less than $0.005 per unit.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Money Market Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	year	average net	average net	average net	to average net
	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2003-ILA Units	$1.00	$0.008	$(0.008)	$1.00	0.84%	$502,405	0.41%	0.85%	0.41%	0.85%
2003-ILA Administration Units	1.00	0.007	(0.007)	1.00	0.69	598,213	0.56	0.67	0.56	0.67
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.44	294,025	0.81	0.44	0.81	0.44
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.32	324,304	0.93	0.31	1.41	(0.17)

2002-ILA Units	1.00	0.02	(0.02)	1.00	1.53	825,207	0.41	1.53	0.41	1.53
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.37	429,751	0.56	1.36	0.56	1.36
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.12	302,354	0.81	1.12	0.81	1.12
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.95	250,759	0.98	0.98	1.41	0.55

2001-ILA Units	1.00	0.04	(0.04)	1.00	4.02	1,156,176	0.41	4.13	0.41	4.13
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.87	394,078	0.56	3.73	0.56	3.73
2001-ILA Service Units	1.00	0.04	(0.04)	1.00	3.61	312,776	0.81	3.55	0.81	3.55
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.43	419,362	0.98	3.33	1.41	2.90

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.18	1,753,668	0.41	6.05	0.41	6.05
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	6.02	321,440	0.56	6.12	0.56	6.12
2000-ILA Service Units	1.00	0.06	(0.06)	1.00	5.76	346,427	0.81	5.63	0.81	5.63
2000-ILA Cash Management Shares	1.00	0.06	(0.06)	1.00	5.60	315,194	0.98	5.72	1.41	5.29

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.92	1,346,765	0.41	4.80	0.41	4.80
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.76	6,961	0.56	4.64	0.56	4.64
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.50	383,932	0.81	4.42	0.81	4.42
1999-ILA Cash Management Shares	1.00	0.04	(0.04)	1.00	4.32	2	0.98	4.37	1.41	3.94

(a)	Calculated based on the average units/ shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Government Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	year	average net	average net	average net	to average
	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2003-ILA Units	$1.00	$0.007	$(0.007)	$1.00	0.73%	$85,709	0.44%	0.72%	0.53%	0.63%
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.58	12,864	0.59	0.56	0.68	0.47
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.33	52,171	0.84	0.34	0.93	0.25
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.26	8,936	0.92	0.28	1.53	(0.33)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.33	81,790	0.43	1.34	0.53	1.24
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.18	11,398	0.58	1.15	0.68	1.05
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.93	81,178	0.83	0.91	0.93	0.81
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.76	18,608	1.00	0.76	1.53	0.23

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.69	124,757	0.43	3.61	0.49	3.55
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.53	6,027	0.58	2.84	0.64	2.78
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.28	57,800	0.83	3.15	0.89	3.09
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.10	22,106	1.00	3.24	1.49	2.75

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.05	126,034	0.43	5.84	0.48	5.79
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.89	562	0.58	5.57	0.63	5.52
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.63	50,733	0.83	5.42	0.88	5.37
2000-ILA Cash Management Shares	1.00	0.05	(0.05)	1.00	5.50	44,533	1.00	5.60	1.48	5.12

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.77	205,244	0.43	4.64	0.45	4.62
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.61	3,265	0.58	4.42	0.60	4.40
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.35	79,847	0.83	4.24	0.85	4.22
1999-ILA Cash Management Shares	1.00	0.04	(0.04)	1.00	4.18	153	1.00	4.68	1.45	4.23

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Obligations Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	period	average net	average	average net	to average
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets	net assets	assets	net assets

For the Periods Ended December 31,

2003-ILA Units	$1.00	$0.007	$(0.007)	1.00	0.74%	$137,679	0.42%	0.73%	0.42%	0.73%
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.59	17,723	0.57	0.55	0.57	0.55
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.34	709,869	0.82	0.36	0.82	0.36
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.26	41,752	0.91	0.23	1.42	(0.28)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.42	297,858	0.41	1.36	0.41	1.36
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.27	19,567	0.56	1.19	0.56	1.19
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.02	2,222,340	0.81	0.93	0.81	0.93
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.85	90,681	0.98	0.77	1.41	0.34

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.61	423,561	0.43	3.43	0.44	3.42
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.46	16,595	0.58	3.39	0.59	3.38
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.20	1,379,621	0.83	2.70	0.84	2.69
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.03	2,532	1.00	3.09	1.44	2.65

2000-ILA Units	1.00	0.06	(0.06)	1.00	5.95	384,023	0.42	5.77	0.42	5.77
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.79	15,095	0.57	5.51	0.57	5.51
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.52	493,259	0.82	5.49	0.82	5.49
2000-ILA Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.33	2,598	0.99 (c)	5.53 (c)	1.42 (c)	5.10 (c)

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.63	404,299	0.42	4.50	0.42	4.50
1999-ILA Administration Units	1.00	0.04	(0.04)	1.00	4.48	42,334	0.57	4.35	0.57	4.35
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.22	264,787	0.82	4.19	0.82	4.19

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Instruments Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	period	average net	average net	average net	to average
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Periods Ended December 31,

2003-ILA Units	$1.00	$0.007	$(0.007)	$1.00	0.65%	$51,264	0.44%	0.63%	0.45%	0.62%
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.50	31,275	0.59	0.44	0.60	0.43
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.25	362,436	0.84	0.21	0.85	0.20
2003-ILA Cash Management Shares	1.00	0.002	(0.002)	1.00	0.23	29,656	0.86	0.18	1.45	(0.41)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.33	103,658	0.43	1.26	0.44	1.25
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.17	25,910	0.58	1.09	0.59	1.08
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.92	430,601	0.83	0.84	0.84	0.83
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.75	11,602	1.00	0.68	1.44	0.24

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.59	203,239	0.43	3.49	0.47	3.45
2001-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.43	18,842	0.58	3.23	0.62	3.19
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.18	247,064	0.83	2.67	0.87	2.63
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.00	20,312	1.00	2.63	1.47	2.16

2000-ILA Units	1.00	0.05	(0.05)	1.00	5.62	201,088	0.43	5.49	0.45	5.47
2000-ILA Administration Units	1.00	0.05	(0.05)	1.00	5.46	21,875	0.58	5.20	0.60	5.18
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.20	104,076	0.83	4.96	0.85	4.94
2000-ILA Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.21	11,577	1.00 (c)	5.22 (c)	1.45 (c)	4.77 (c)

1999-ILA Units	1.00	0.04	(0.04)	1.00	4.38	224,609	0.43	4.29	0.43	4.29
1999-ILA Administration Units	1.00	0.04	(0.04)	1.00	4.22	32,162	0.58	4.09	0.58	4.09
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	3.96	306,483	0.83	3.90	0.83	3.90

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Federal Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	period	average net	average net	average net	to average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Periods Ended December 31,

2003-ILA Units	$1.00	$0.008	$(0.008)	$1.00	0.79%	$1,147,134	0.41%	0.79%	0.41%	0.79%
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	1,029,112	0.56	0.62	0.56	0.62
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	285,290	0.81	0.37	0.81	0.37
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	565,696	0.93	0.26	1.41	(0.22)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.47	1,814,911	0.41	1.47	0.41	1.47
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.32	964,512	0.56	1.31	0.56	1.31
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.06	279,916	0.81	1.05	0.81	1.05
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.89	700,184	0.98	0.90	1.41	0.47

2001-ILA Units	1.00	0.04	(0.04)	1.00	3.90	3,095,942	0.41	3.96	0.41	3.96
2001-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.74	1,044,722	0.56	3.45	0.56	3.45
2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.48	291,750	0.81	3.38	0.81	3.38
2001-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.31	1,176,092	0.98	3.23	1.41	2.80

2000-ILA Units	1.00	0.06	(0.06)	1.00	6.03	4,221,684	0.40	5.90	0.40	5.90
2000-ILA Administration Units	1.00	0.06	(0.06)	1.00	5.87	620,138	0.55	6.01	0.55	6.01
2000-ILA Service Units	1.00	0.05	(0.05)	1.00	5.61	278,002	0.80	5.48	0.80	5.48
2000-ILA Cash Management Shares (commenced August 1)	1.00	0.02	(0.02)	1.00	2.36	778,826	1.00 (c)	5.59 (c)	1.43 (c)	5.16 (c)

1999-ILA Units	1.00	0.05	(0.05)	1.00	4.81	3,171,330	0.41	4.72	0.41	4.72
1999-ILA Administration Units	1.00	0.05	(0.05)	1.00	4.66	836	0.56	4.46	0.56	4.46
1999-ILA Service Units	1.00	0.04	(0.04)	1.00	4.39	284,382	0.81	4.30	0.81	4.30

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Tax-Exempt Diversified Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset			Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		Net assets,	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	end of year	average net	average net	average net	to average
	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2003-ILA Units	$1.00	$0.007	$(0.007)	$1.00	0.68%	$722,008	0.41%	0.68%	0.41%	0.68%
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.52	792,220	0.56	0.50	0.56	0.50
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.33	14,285	0.75	0.36	0.81	0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.33	362,923	0.75	0.32	1.41	(0.34)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.11	1,022,037	0.41	1.11	0.42	1.10
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.96	401,548	0.56	0.96	0.57	0.95
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.71	34,183	0.81	0.70	0.82	0.69
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.79	261,051	0.73	0.78	1.42	0.09

2001-ILA Units	1.00	0.02	(0.02)	1.00	2.44	1,339,898	0.40	2.43	0.41	2.42
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.28	357,182	0.55	2.03	0.56	2.02
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	2.03	74,461	0.80	1.83	0.81	1.82
2001-ILA Cash Management Shares	1.00	0.02	(0.02)	1.00	1.85	290,372	0.97	1.82	1.41	1.38

2000-ILA Units	1.00	0.04	(0.04)	1.00	3.74	1,732,707	0.41	3.67	0.42	3.66
2000-ILA Administration Units	1.00	0.04	(0.04)	1.00	3.58	130,767	0.56	3.64	0.57	3.63
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.33	51,389	0.81	3.26	0.82	3.25
2000-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.19	227,089	0.98	3.32	1.42	2.88

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.89	1,734,623	0.42	2.85	0.42	2.85
1999-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.73	28,084	0.57	2.66	0.57	2.66
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.48	20,991	0.82	2.41	0.82	2.41
1999-ILA Cash Management Shares	1.00	0.02	(0.02)	1.00	2.30	2	0.99	2.51	1.42	2.08

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Tax-Exempt California Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	year	average net	average net	average net	to average net
	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2003-ILA Units	$1.00	$0.006	$(0.006)	$1.00	0.61%	$244,109	0.42%	0.61%	0.43%	0.60%
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.46	233,371	0.57	0.41	0.58	0.40
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.34	2	0.66	0.47	0.83	0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.33	63,214	0.71	0.32	1.43	(0.40)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.00	359,166	0.43	0.99	0.44	0.98
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.85	98,643	0.58	0.84	0.59	0.83
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.60	284	0.83	0.61	0.84	0.60
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.68	53,050	0.75	0.67	1.44	(0.02)

2001-ILA Units	1.00	0.02	(0.02)	1.00	2.08	305,626	0.43	2.13	0.45	2.11
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	1.92	70,281	0.58	1.82	0.60	1.80
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	1.67	84	0.83	1.84	0.85	1.82
2001-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	1.50	62,986	1.00	1.53	1.45	1.08

2000-ILA Units	1.00	0.03	(0.03)	1.00	3.17	650,980	0.42	3.08	0.43	3.07
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.02	27,490	0.56	2.99	0.57	2.98
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	2.76	63	0.82	2.22	0.83	2.21
2000-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	2.63	71,162	0.98	2.74	1.42	2.30

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.60	895,469	0.42	2.58	0.42	2.58
1999-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.45	8,910	0.57	2.38	0.57	2.38
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.19	27,229	0.82	2.39	0.82	2.39
1999-ILA Cash Management Shares	1.00	0.02	(0.02)	1.00	2.02	1	0.99	2.15	1.42	1.72

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Tax-Exempt New York Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	year	average net	average net	average net	to average net
	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2003-ILA Units	$1.00	$0.006	$(0.006)	$1.00	0.62%	$89,518	0.44%	0.62%	0.47%	0.59%
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.47	124,113	0.59	0.47	0.62	0.44
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.32	124	0.74	0.32	0.87	0.19
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.31	66,299	0.75	0.31	1.47	(0.41)

2002-ILA Units	1.00	0.01	(0.01)	1.00	0.99	128,959	0.43	0.98	0.47	0.94
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	0.83	99,406	0.58	0.83	0.62	0.79
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.59	123	0.83	0.58	0.87	0.54
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.66	56,104	0.75	0.66	1.47	(0.06)

2001-ILA Units	1.00	0.02	(0.02)	1.00	2.23	122,610	0.43	2.27	0.47	2.23
2001-ILA Administration Units	1.00	0.02	(0.02)	1.00	2.07	116,028	0.58	2.04	0.62	2.00
2001-ILA Service Units	1.00	0.02	(0.02)	1.00	1.81	315	0.83	2.08	0.87	2.04
2001-ILA Cash Management Shares	1.00	0.02	(0.02)	1.00	1.64	42,440	1.00	1.50	1.47	1.03

2000-ILA Units	1.00	0.04	(0.04)	1.00	3.57	176,618	0.43	3.51	0.47	3.47
2000-ILA Administration Units	1.00	0.03	(0.03)	1.00	3.41	82,019	0.58	3.44	0.62	3.40
2000-ILA Service Units	1.00	0.03	(0.03)	1.00	3.15	303	0.83	3.33	0.87	3.29
2000-ILA Cash Management Shares	1.00	0.03	(0.03)	1.00	3.02	13,758	1.00	3.15	1.47	2.68

1999-ILA Units	1.00	0.03	(0.03)	1.00	2.76	160,301	0.43	2.73	0.44	2.72
1999-ILA Administration Units	1.00	0.03	(0.03)	1.00	2.60	37,836	0.58	2.61	0.59	2.60
1999-ILA Service Units	1.00	0.02	(0.02)	1.00	2.35	2	0.83	2.29	0.84	2.28
1999-ILA Cash Management Shares	1.00	0.02	(0.02)	1.00	2.17	2	1.00	2.34	1.44	1.90

(a)	Calculated based on the average units/shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.

The accompanying notes are an integral part of these financial statements.

Report of Independent Auditors

To the Board of Trustees of Goldman Sachs Trust and the Unitholders and Shareholders of
Institutional Liquid Assets Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments (excluding bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Obligations Portfolio, Money Market Portfolio, Government Portfolio, Treasury Obligations Portfolio, Treasury Instruments Portfolio, Federal Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio (collectively, the “Institutional Liquid Assets Portfolios”), portfolios of Goldman Sachs Trust at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for the periods indicated and the financial highlights for each of the four periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Institutional Liquid Assets Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Institutional Liquid Assets Portfolios for the period ended prior to December 31, 2000 were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion on these financial statements in their report dated February 14, 2000.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2004

Trustees and Officers (Unaudited)

Independent Trustees

Number of
		Term of		Portfolios in
		Office and		Fund
		Length of	Principal	Complex
	Position(s) Held	Time	Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

Ashok N. Bakhru Age: 61	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992- Present); Trustee, Citizen’s Scholarship Foundation of America (1998- Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002- Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000- Present).	64	None

Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

John P. Coblentz, Jr. Age: 62	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	64	None

Number of
		Term of		Portfolios in
		Office and		Fund
		Length of	Principal	Complex
	Position(s) Held	Time	Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

Patrick T. Harker Age: 45	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000- Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000).	64	None

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

Mary P. McPherson Age: 68	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998- Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993- February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).	64	None

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

Number of
		Term of		Portfolios in
		Office and		Fund
		Length of	Principal	Complex
	Position(s) Held	Time	Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

Wilma J. Smelcer Age: 54	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998- January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	64	None
Richard P. Strubel Age: 64	Trustee	Since 1987	President, COO and Director Unext, Inc. (provider of educational services via the internet) (1999- Present); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987- Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	64	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

Trustees and Officers (Unaudited) (continued)

Interested Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund
		Length of	Principal	Complex
	Position(s) Held	Time	Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

*Gary D. Black Age: 43	Trustee	Since 2002	Managing Director, Goldman Sachs (June 2001-Present); Executive Vice President, AllianceBernstein (investment adviser) (October 2000-June 2001); Managing Director, Global Institutional Investment Management, Sanford Bernstein (investment adviser) (January 1999-October 2000); and Senior Research Analyst Sanford Bernstein (investment adviser) (February 1992-December 1998). Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).	64	None
*James A. McNamara Age: 41	Trustee & Vice President	Since 2002	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993- April 1998).	64	None

		Since 2001	Vice President— Goldman Sachs Mutual Fund Complex (registered investment companies). Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).

*Alan A. Shuch Age: 54	Trustee	Since 1990	Advisory Director— GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).	64	None

Number of
		Term of		Portfolios in
		Office and		Fund
		Length of	Principal	Complex
	Position(s) Held	Time	Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

*Kaysie P. Uniacke Age: 43	Trustee & President	Since 2001	Managing Director, GSAM (1997-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	64	None
		Since 2002	President— Goldman Sachs Mutual Fund Complex (2002- Present) (registered investment companies). Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.

[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.

[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.

[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2003, the Trust consisted of 58 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.

[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Institutional Liquid Assets Portfolios—Tax Information (unaudited)

During the year ended December 31, 2003, 100% of the distributions from net investment income paid by ILA Tax-Exempt California Portfolio, ILA Tax-Exempt Diversified Portfolio and ILA Tax-Exempt New York Portfolio were exempt-interest dividends and, as such, are not subject to U.S. federal income tax.

Officers of the Trust*

Term of
Office and
Length of
	Position(s) Held	Time	Principal Occupation(s)
Name, Age And Address	With the Trust	Served[1]	During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 43	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 39	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) Vice President, Goldman Sachs (July 1995-November 2003). Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 43	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 41	Vice President & Trustee	Since 2001 Since 2002	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998- December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President— Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 38	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

TRUSTEES
Ashok N. Bakhru, Chairman
Gary D. Black
John P. Coblentz, Jr.
Patrick T. Harker
James A. McNamara
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke
OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary
GOLDMAN, SACHS & CO.
Distributor and Transfer Agent
GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

ILA/AR 12/03	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Code of Ethics is attached hereto as Exhibit 10(a)(1).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item 4 — Principal Accountant Fees and Services for the Goldman Sachs Trust: The accountant fees below reflect the aggregate fees paid by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates
Table 1 – Items 4(a) -4(d)

	2003	2002	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$628,650	$503,700	Financial statement audits

• Ernst & Young LLP (“E&Y”)	$316,000	$188,000	Financial statement audits

Audit-Related Fees

• PwC	$128,500	$128,500	Other attest services

• E&Y	$0	$0

Tax Fees

• PwC	$175,900	$171,300	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

• E&Y	$75,650	$57,800	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns
All Other Fees	$0	$0

Items 4(b)(c) & (d) Table 2. Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Goldman Sachs Trust’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X

	2003	2002	Description of Services Rendered
Audit-Related Fees

• PwC	$524,000	N/A	Internal control review performed in accordance with Statement on Auditing Standards No. 70.

• E&Y	$0	N/A

Tax Fees

• PwC	$0	N/A

• E&Y	$0	N/A

All Other Fees

• PwC	$0	N/A

• E&Y	$6,000	N/A	Represents access to an on-line accounting reference tool for certain employees of the Trust’s distributor.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the Goldman Sachs Trust’s service affiliates listed in Table 2 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Items 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to the Goldman Sachs Trust by PricewaterhouseCoopers LLP for the 12 months ended November 28, 2003 and November 29, 2002 were approximately $304,400 and $299,800, respectively. The aggregate non-audit fees billed to the Goldman Sachs Trust’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended November 28, 2003 and November 29, 2002 were approximately $5.5 million and $8.4 million, respectively. The 2003 amount includes fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to the Goldman Sachs Trust’s operations or financial reporting.

The aggregate non-audit fees billed to the Goldman Sachs Trust by Ernst & Young LLP for the 12 months ended December 31, 2003 and December 31, 2002 were approximately $75,650 and $57,800, respectively. The aggregate non-audit fees billed to the Goldman Sachs Trust’s adviser and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2003 and December 31, 2002 were approximately $30.9 million and $15.4 million, respectively. The 2003 amount includes fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to the Goldman Sachs Trust’s operations or financial reporting.

Items 4(h) — The Goldman Sachs Trust’s audit committee has considered whether the provision of non-audit services to the Goldman Sachs Trust’s investment advisor and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS Not Applicable to annual reports for the year ended December 31, 2003

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 5, 2004

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	March 5, 2004